Semiannual Report -- Financial Statements


                   T. ROWE PRICE


                                        PERSONAL STRATEGY
                                        BALANCED FUND

                                        NOVEMBER 30, 2001

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
Unaudited


FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                6 Months             Year
                                   Ended            Ended
                                11/30/01          5/31/01          5/31/00        5/31/99         5/31/98         5/31/97
  NET ASSET VALUE
  Beginning of period           $  15.73         $  16.20         $  16.20       $  15.88        $  14.07        $  12.68
                                -------------------------------------------------------------------------------------------
  Investment activities
   Net investment
   income (loss)                    0.19             0.48             0.50           0.46            0.46*           0.42*
   Net realized and
   unrealized gain (loss)          (0.66)            0.25             0.39           0.81            2.15            1.69
                                -------------------------------------------------------------------------------------------
   Total from investment
   activities                      (0.47)            0.73             0.89           1.27            2.61            2.11
                                -------------------------------------------------------------------------------------------
  Distributions
   Net investment income           (0.21)           (0.49)           (0.49)         (0.46)          (0.45)          (0.40)
   Net realized gain                 -              (0.71)           (0.40)         (0.49)          (0.35)          (0.32)
                                -------------------------------------------------------------------------------------------
   Total distributions             (0.21)           (1.20)           (0.89)         (0.95)          (0.80)          (0.72)
                                -------------------------------------------------------------------------------------------
  NET ASSET VALUE
  End of period                 $  15.05         $  15.73         $  16.20       $  16.20        $  15.88        $  14.07
                                -------------------------------------------------------------------------------------------
  Ratios/Supplemental Data

  Total return(o)                (2.94)%            4.60%            5.68%          8.37%          19.15%*         17.21%*
---------------------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to
  average net assets               1.06%+           1.02%            0.98%          1.00%           1.05%*          1.05%*
---------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment
  income (loss) to average
  net assets                       2.55%+           3.00%            3.05%          3.01%           3.09%*          3.20%*
---------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate          95.1%+           61.5%            48.2%          34.3%           41.5%           54.0%
---------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period
  (in thousands)                $651,377         $671,329         $611,856       $529,691        $328,356        $205,883
---------------------------------------------------------------------------------------------------------------------------



  (o) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
    * Excludes expenses in excess of a 1.05% voluntary expense limitation in effect through 5/31/98.
    + Annualized


The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2001

PORTFOLIO OF INVESTMENTS                                    Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      COMMON STOCKS, RIGHTS, AND WARRANTS  59.7%

      FINANCIAL  11.8%

      Bank and Trust  4.3%
      ABN AMRO (EUR)                                            20,717  $        337
      --------------------------------------------------------------------------------
      Allianz (EUR)                                              3,316           784
      --------------------------------------------------------------------------------
      Allied Irish Banks (EUR)                                  51,306           540
      --------------------------------------------------------------------------------
      Australia & New Zealand Banking (AUD)                     47,500           416
      --------------------------------------------------------------------------------
      Australia & New Zealand Banking ADR                        6,400           282
      --------------------------------------------------------------------------------
      Banca Popolare di Milano (EUR)                            16,800            59
      --------------------------------------------------------------------------------
      Banco Bradesco ADR (ss)                                   14,576            67
      --------------------------------------------------------------------------------
      Banco Santander Central Hispano (EUR)                     96,251           821
      --------------------------------------------------------------------------------
      Banco Santiago ADR                                        30,200           667
      --------------------------------------------------------------------------------
      Bank of America                                           67,100         4,119
      --------------------------------------------------------------------------------
      Bank of New York                                          19,500           765
      --------------------------------------------------------------------------------
      Bank One                                                  62,100         2,325
      --------------------------------------------------------------------------------
      Bankgesellschaft Berlin (EUR) *                           14,100            34
      --------------------------------------------------------------------------------
      BBVA Banco Frances ADR                                    10,804            78
      --------------------------------------------------------------------------------
      BNP Paribas (EUR)                                          7,044           618
      --------------------------------------------------------------------------------
      BPCI (EUR)                                                 8,966            80
      --------------------------------------------------------------------------------
      Chittenden                                                23,375           604
      --------------------------------------------------------------------------------
      Citizens Banking                                          17,000           545
      --------------------------------------------------------------------------------
      Commonwealth Bank of Australia (AUD)                      37,100           552
      --------------------------------------------------------------------------------
      DBS (SGD)                                                 44,028           274
      --------------------------------------------------------------------------------
      DePfa-Bank (EUR)                                           3,986           232
      --------------------------------------------------------------------------------
      Deutsche Bank (EUR)                                       10,376           669
      --------------------------------------------------------------------------------
      Dexia (EUR)                                                7,883           110
      --------------------------------------------------------------------------------
      Downey Financial (ss)                                      5,800           208
      --------------------------------------------------------------------------------
      Fifth Third Bancorp                                       19,600         1,177
      --------------------------------------------------------------------------------
      First Bell Bancorp                                           500             7
      --------------------------------------------------------------------------------
      First Mariner Bancorp *                                    1,500            12
      --------------------------------------------------------------------------------
      Frankfort First Bancorp                                      600            10
      --------------------------------------------------------------------------------
      Glacier Bancorp (ss)                                       7,389           139
      --------------------------------------------------------------------------------
      Intesa BCI (EUR)                                         308,045           749
      --------------------------------------------------------------------------------
      KBC (EUR)                                                  7,500           231
      --------------------------------------------------------------------------------
      Mellon Financial                                          74,800         2,797
      --------------------------------------------------------------------------------
      Northern Trust                                             6,400           370
      --------------------------------------------------------------------------------


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
                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      Overseas Chinese Banking (SGD)                            63,750  $        372
      --------------------------------------------------------------------------------
      Provident Bankshares                                      10,500           242
      --------------------------------------------------------------------------------
      Royal Bank of Scotland (GBP)                              60,607         1,404
      --------------------------------------------------------------------------------
      Societe Generale (EUR)                                     2,293           125
      --------------------------------------------------------------------------------
      Southwest Bancorp *                                       13,900           379
      --------------------------------------------------------------------------------
      State Street                                              26,200         1,371
      --------------------------------------------------------------------------------
      Sumitomo Mitsui Bank (JPY)                                56,000           304
      --------------------------------------------------------------------------------
      Svenska Handelsbanken (SEK)                               28,213           378
      --------------------------------------------------------------------------------
      UniCredito Italiano (EUR)                                135,383           511
      --------------------------------------------------------------------------------
      Valley National Bancorp (ss)                              15,585           492
      --------------------------------------------------------------------------------
      Wells Fargo                                               21,600           924
      --------------------------------------------------------------------------------
      WestAmerica (ss)                                          13,700           534
      --------------------------------------------------------------------------------
      Yasuda Trust & Banking (JPY) *                           477,000           186
      --------------------------------------------------------------------------------
                                                                              27,900
                                                                        --------------
      Insurance  3.3%
      ACE                                                       35,900         1,368
      --------------------------------------------------------------------------------
      Aegon (EUR)                                               14,652           391
      --------------------------------------------------------------------------------
      American International                                    42,122         3,471
      --------------------------------------------------------------------------------
      AMP (AUD)                                                 25,500           253
      --------------------------------------------------------------------------------
      Brown and Brown                                           22,400           652
      --------------------------------------------------------------------------------
      Harleysville                                               7,000           169
      --------------------------------------------------------------------------------
      Hartford Financial Services                               14,600           864
      --------------------------------------------------------------------------------
      Helvetia Patria (CHF)                                      1,660           265
      --------------------------------------------------------------------------------
      Horace Mann Educators                                     25,900           500
      --------------------------------------------------------------------------------
      Istituto Nazionale delle Assicurazioni (EUR) *           106,560           195
      --------------------------------------------------------------------------------
      London Pacific ADR                                        13,700            42
      --------------------------------------------------------------------------------
      Markel *                                                   1,400           257
      --------------------------------------------------------------------------------
      Marsh & McLennan                                          12,000         1,284
      --------------------------------------------------------------------------------
      Ohio Casualty *                                            7,700           115
      --------------------------------------------------------------------------------
      PartnerRe (ss)                                            10,400           536
      --------------------------------------------------------------------------------
      Progressive                                                5,500           806
      --------------------------------------------------------------------------------
      SAFECO                                                    40,200         1,292
      --------------------------------------------------------------------------------
      Selective Insurance                                        4,000            94
      --------------------------------------------------------------------------------
      Societa Assic (EUR)                                        6,714            92
      --------------------------------------------------------------------------------
      St. Paul Companies                                        46,600         2,194
      --------------------------------------------------------------------------------
      Swiss Re (CHF)                                             9,880           999
      --------------------------------------------------------------------------------
      UNUMProvident                                             96,400         2,487
      --------------------------------------------------------------------------------
      W. R. Berkley                                              7,700           412
      --------------------------------------------------------------------------------
      XL Capital (Class A)                                      32,300         3,003
      --------------------------------------------------------------------------------
                                                                              21,741
                                                                        --------------

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--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      Financial Services  4.1%
      American Express                                          87,900  $      2,893
      --------------------------------------------------------------------------------
      AXA (EUR)                                                 22,794           498
      --------------------------------------------------------------------------------
      Capital One Financial                                     10,900           545
      --------------------------------------------------------------------------------
      Charles Schwab                                            21,350           307
      --------------------------------------------------------------------------------
      Citigroup                                                102,577         4,914
      --------------------------------------------------------------------------------
      Fannie Mae                                                61,200         4,810
      --------------------------------------------------------------------------------
      Franklin Resources                                         3,600           129
      --------------------------------------------------------------------------------
      Freddie Mac                                               64,800         4,288
      --------------------------------------------------------------------------------
      GIMV (EUR)                                                 6,500           169
      --------------------------------------------------------------------------------
      Goldman Sachs                                              5,100           453
      --------------------------------------------------------------------------------
      HBOS (GBP)                                               205,994         2,422
      --------------------------------------------------------------------------------
      HSBC (GBP)                                               185,032         2,228
      --------------------------------------------------------------------------------
      ING Groep (EUR)                                           32,306           845
      --------------------------------------------------------------------------------
      ITLA Capital *                                             5,800           109
      --------------------------------------------------------------------------------
      Jyske Bank (DKK) *                                         1,479            32
      --------------------------------------------------------------------------------
      Merrill Lynch                                              4,700           235
      --------------------------------------------------------------------------------
      Morgan Stanley Dean Witter                                17,600           977
      --------------------------------------------------------------------------------
      Pearson (GBP)                                             19,379           228
      --------------------------------------------------------------------------------
      Prudential (GBP)                                          47,769           521
      --------------------------------------------------------------------------------
                                                                              26,603
                                                                        --------------
      Banking  0.1%
      Banco Comercial Portugues (EUR)                           67,122           276
      --------------------------------------------------------------------------------
      Unibanco GDR                                              19,400           384
      --------------------------------------------------------------------------------
                                                                                 660
                                                                        --------------
      Total Financial                                                         76,904
                                                                        --------------

      UTILITIES  3.9%

      Telephone  2.6%
      AirGate PCS *(ss)                                          1,700            89
      --------------------------------------------------------------------------------
      AT&T                                                      46,324           810
      --------------------------------------------------------------------------------
      BellSouth                                                 23,400           901
      --------------------------------------------------------------------------------
      KDDI (JPY)                                                    70           176
      --------------------------------------------------------------------------------
      KPN (EUR) *                                               12,824            59
      --------------------------------------------------------------------------------
      KPN, Rights (EUR) *                                       12,824             0
      --------------------------------------------------------------------------------
      Portugal Telecom (EUR)                                    41,757           318
      --------------------------------------------------------------------------------
      Rural Cellular (Class A) *(ss)                             1,300            31
      --------------------------------------------------------------------------------

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--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      SBC Communications                                        40,400  $      1,510
      --------------------------------------------------------------------------------
      Sprint                                                   110,100         2,399
      --------------------------------------------------------------------------------
      Sprint PCS *(ss)                                          51,700         1,290
      --------------------------------------------------------------------------------
      Swisscom (CHF)                                             1,197           327
      --------------------------------------------------------------------------------
      TDC A/S (DKK)                                              8,052           281
      --------------------------------------------------------------------------------
      Telebras ADR (ss)                                         11,000           385
      --------------------------------------------------------------------------------
      Telecom Corp. of New Zealand (NZD)                        34,000            72
      --------------------------------------------------------------------------------
      Telecom Corp. of New Zealand ADR (ss)                      9,100           150
      --------------------------------------------------------------------------------
      Telecom Italia (Ordinary shares) (EUR)                    53,485           456
      --------------------------------------------------------------------------------
      Telecom Italia Mobile (EUR)                              156,357           884
      --------------------------------------------------------------------------------
      Telefonica ADR                                            25,873         1,033
      --------------------------------------------------------------------------------
      Telefonos de Mexico (Telmex) (Class L) ADR                30,000         1,005
      --------------------------------------------------------------------------------
      Telekom Malaysia (MYR)                                       100             0
      --------------------------------------------------------------------------------
      Vodafone (GBP)                                            41,510           106
      --------------------------------------------------------------------------------
      Vodafone ADR (ss)                                        168,350         4,266
      --------------------------------------------------------------------------------
      Western Wireless *                                         3,400            83
      --------------------------------------------------------------------------------
      WorldCom *                                                 7,200           105
      --------------------------------------------------------------------------------
                                                                              16,736
                                                                        --------------
      Electric Utilities  1.2%
      Calpine *                                                  1,700            37
      --------------------------------------------------------------------------------
      Cleco (ss)                                                33,100           663
      --------------------------------------------------------------------------------
      Electrobras ADR (ss)                                      46,100           285
      --------------------------------------------------------------------------------
      Exelon                                                    34,550         1,541
      --------------------------------------------------------------------------------
      FirstEnergy                                               54,756         1,850
      --------------------------------------------------------------------------------
      Hong Kong Electric (HKD)                                  71,000           260
      --------------------------------------------------------------------------------
      Iberdrola (EUR)                                           73,003           938
      --------------------------------------------------------------------------------
      Powergen (GBP)                                            53,084           561
      --------------------------------------------------------------------------------
      Saipem (EUR)                                              19,389            87
      --------------------------------------------------------------------------------
      Scottish & Southern Energy (GBP)                          56,741           498
      --------------------------------------------------------------------------------
      Shikoku Electric Power (JPY)                              10,500           162
      --------------------------------------------------------------------------------
      TXU                                                       23,300         1,051
      --------------------------------------------------------------------------------
      Unisource Energy (ss)                                      4,100            68
      --------------------------------------------------------------------------------
                                                                               8,001
                                                                        --------------

      Water Utilities  0.1%
      Suez (EUR)                                                14,088           426
      --------------------------------------------------------------------------------
                                                                                 426
                                                                        --------------
      Total Utilities                                                         25,163
                                                                        --------------

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--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      CONSUMER NONDURABLES  11.8%

      Cosmetics  0.4%
      Chattem *(ss)                                              8,500  $        126
      --------------------------------------------------------------------------------
      International Flavors & Fragrances                        74,100         2,271
      --------------------------------------------------------------------------------
      Kao (JPY)                                                 12,000           256
      --------------------------------------------------------------------------------
                                                                               2,653
                                                                        --------------
      Beverages  0.9%
      Allied Domecq (GBP)                                       63,266           342
      --------------------------------------------------------------------------------
      Anheuser-Busch                                            26,400         1,138
      --------------------------------------------------------------------------------
      Carlsberg (DKK)                                            1,642            67
      --------------------------------------------------------------------------------
      Coca-Cola                                                 25,900         1,216
      --------------------------------------------------------------------------------
      Diageo ADR                                                10,975           477
      --------------------------------------------------------------------------------
      Femsa UBD Units (Represents 1 Series B and
          4 Series D shares) (MXN)                             130,500           439
      --------------------------------------------------------------------------------
      PepsiCo                                                   37,210         1,809
      --------------------------------------------------------------------------------
                                                                               5,488
                                                                        --------------
      Food Processing  1.2%
      American Italian Pasta *                                   4,200           156
      --------------------------------------------------------------------------------
      Campbell                                                  45,600         1,337
      --------------------------------------------------------------------------------
      Carrefour (EUR)                                           23,163         1,200
      --------------------------------------------------------------------------------
      Casino Guichard-Perrachon (EUR)                            3,895           306
      --------------------------------------------------------------------------------
      G.I.B. (EUR)                                               7,100           316
      --------------------------------------------------------------------------------
      General Mills                                             47,320         2,335
      --------------------------------------------------------------------------------
      Hershey Foods                                              1,800           118
      --------------------------------------------------------------------------------
      International Multifoods                                  15,300           349
      --------------------------------------------------------------------------------
      Nestle (CHF)                                               5,868         1,214
      --------------------------------------------------------------------------------
      Seneca Foods (Class A) *                                   3,000            39
      --------------------------------------------------------------------------------
      Seneca Foods (Class B) *                                     100             1
      --------------------------------------------------------------------------------
      Unilever                                                  12,178           693
      --------------------------------------------------------------------------------
                                                                               8,064
                                                                        --------------
      Hospital Supplies/Hospital Management  1.2%
      Abbott Laboratories                                       24,100         1,326
      --------------------------------------------------------------------------------
      Airgas *                                                  14,200           214
      --------------------------------------------------------------------------------
      AmerisourceBergen                                          3,800           226
      --------------------------------------------------------------------------------
      Baxter                                                    23,300         1,212
      --------------------------------------------------------------------------------
      Cephalon *(ss)                                             5,224           380
      --------------------------------------------------------------------------------
      Disetronic (CHF)                                             341           242
      --------------------------------------------------------------------------------

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--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      Guidant *                                                  8,400  $        410
      --------------------------------------------------------------------------------
      HCA-Healthcare                                            14,800           574
      --------------------------------------------------------------------------------
      Hooper Holmes (ss)                                        23,400           179
      --------------------------------------------------------------------------------
      Lincare *                                                 11,900           354
      --------------------------------------------------------------------------------
      Medtronic                                                  5,400           255
      --------------------------------------------------------------------------------
      Mentor (ss)                                                2,200            62
      --------------------------------------------------------------------------------
      Nobel Biocare (SEK)                                        1,068            43
      --------------------------------------------------------------------------------
      Pall                                                      66,700         1,535
      --------------------------------------------------------------------------------
      Renal Care *                                               5,800           186
      --------------------------------------------------------------------------------
      Steris *                                                   8,700           169
      --------------------------------------------------------------------------------
      Tecan (CHF)                                                3,281           198
      --------------------------------------------------------------------------------
      Tenet Healthcare *                                         4,600           276
      --------------------------------------------------------------------------------
      Unilab *                                                   3,400            68
      --------------------------------------------------------------------------------
                                                                               7,909
                                                                        --------------
      Pharmaceuticals  4.8%
      Allergan                                                  11,900           898
      --------------------------------------------------------------------------------
      American Home Products                                   106,360         6,392
      --------------------------------------------------------------------------------
      Amgen *                                                   11,700           776
      --------------------------------------------------------------------------------
      AstraZeneca (GBP)                                         16,093           719
      --------------------------------------------------------------------------------
      Biovail *                                                  5,300           290
      --------------------------------------------------------------------------------
      Eisai (JPY)                                               14,000           343
      --------------------------------------------------------------------------------
      Eli Lilly                                                  4,600           380
      --------------------------------------------------------------------------------
      Forest Laboratories *                                      5,300           375
      --------------------------------------------------------------------------------
      Genentech *                                                9,600           552
      --------------------------------------------------------------------------------
      GlaxoSmithKline (GBP)                                     43,080         1,081
      --------------------------------------------------------------------------------
      GlaxoSmithKline ADR                                       26,900         1,367
      --------------------------------------------------------------------------------
      IDEC Pharmaceuticals *(ss)                                 6,800           478
      --------------------------------------------------------------------------------
      Incyte Genomics *                                          2,400            46
      --------------------------------------------------------------------------------
      Johnson & Johnson                                         41,000         2,388
      --------------------------------------------------------------------------------
      King Pharmaceuticals *                                    10,666           425
      --------------------------------------------------------------------------------
      Kyorin Pharmaceuticals (JPY)                               6,000           163
      --------------------------------------------------------------------------------
      Medicines *(ss)                                            3,100            34
      --------------------------------------------------------------------------------
      MedImmune *                                               22,900         1,010
      --------------------------------------------------------------------------------
      Novartis (CHF)                                            57,555         2,027
      --------------------------------------------------------------------------------
      Noven Pharmaceuticals *                                    8,600           132
      --------------------------------------------------------------------------------
      Novo Nordisk (DKK)                                         4,778           186
      --------------------------------------------------------------------------------
      NPS Pharmaceuticals *(ss)                                  3,300           127
      --------------------------------------------------------------------------------
      OSI Pharmaceuticals *(ss)                                  1,700            83
      --------------------------------------------------------------------------------

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--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      Pfizer                                                   118,950  $      5,152
      --------------------------------------------------------------------------------
      Pharmacia                                                 17,055           757
      --------------------------------------------------------------------------------
      Regeneron Pharmaceuticals *(ss)                            1,600            44
      --------------------------------------------------------------------------------
      Schering-Plough                                           96,400         3,445
      --------------------------------------------------------------------------------
      Schwarz Pharma (EUR)                                       5,138           132
      --------------------------------------------------------------------------------
      Shire Pharmaceuticals (GBP) *                             22,036           262
      --------------------------------------------------------------------------------
      Takeda Chemical Industries (JPY)                          17,000           775
      --------------------------------------------------------------------------------
      Triangle Pharmaceuticals *(ss)                             5,200            20
      --------------------------------------------------------------------------------
      Trimeris *                                                 2,000            72
      --------------------------------------------------------------------------------
      Vertex Pharmaceuticals *                                   1,736            44
      --------------------------------------------------------------------------------
                                                                              30,975
                                                                        --------------
      Biotechnology  0.2%
      Abgenix  *                                                 1,600            58
      --------------------------------------------------------------------------------
      Alkermes *(ss)                                             8,500           208
      --------------------------------------------------------------------------------
      COR Therapeutics *(ss)                                     3,000            63
      --------------------------------------------------------------------------------
      Cubist Pharmaceuticals *(ss)                               2,500            90
      --------------------------------------------------------------------------------
      CV Therapeutics *(ss)                                      1,600            88
      --------------------------------------------------------------------------------
      Deltagen *(ss)                                             2,900            27
      --------------------------------------------------------------------------------
      Edwards Lifesciences *                                     8,000           202
      --------------------------------------------------------------------------------
      Exelixis *(ss)                                             2,500            40
      --------------------------------------------------------------------------------
      Gilead Sciences *                                            900            65
      --------------------------------------------------------------------------------
      Guilford Pharmaceuticals *                                   800            10
      --------------------------------------------------------------------------------
      Inhale Therapeutic Systems *(ss)                           5,000            81
      --------------------------------------------------------------------------------
      Lion Bioscience (EUR) *                                    5,138            94
      --------------------------------------------------------------------------------
      Neose Technologies *(ss)                                     400            12
      --------------------------------------------------------------------------------
      Neurocrine Biosciences *(ss)                               3,100           148
      --------------------------------------------------------------------------------
      QIAGEN (EUR) *                                             1,853            37
      --------------------------------------------------------------------------------
      Serologicals *                                             5,500           113
      --------------------------------------------------------------------------------
      Telik *                                                    1,300            16
      --------------------------------------------------------------------------------
      Versicor *                                                 4,200            63
      --------------------------------------------------------------------------------
      ViroPharma *(ss)                                           2,700            58
      --------------------------------------------------------------------------------
                                                                               1,473
                                                                        --------------
      Health Care Services  0.9%
      AmeriPath *(ss)                                            9,900           285
      --------------------------------------------------------------------------------
      AMN Healthcare Services *(ss)                                900            23
      --------------------------------------------------------------------------------
      Cross Country *(ss)                                        4,300           111
      --------------------------------------------------------------------------------
      Henry Schein *                                               800            32
      --------------------------------------------------------------------------------
      Laboratory Corp. of America *(ss)                          5,300           408
      --------------------------------------------------------------------------------

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--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      Orthodontic Centers of America *(ss)                       4,200  $        119
      --------------------------------------------------------------------------------
      UnitedHealth                                              42,400         3,030
      --------------------------------------------------------------------------------
      Wellpoint Health Networks  *(ss)                          13,600         1,603
      --------------------------------------------------------------------------------
      Wilson Greatbatch Technologies *                           7,200           204
      --------------------------------------------------------------------------------
                                                                               5,815
                                                                        --------------
      Miscellaneous Consumer Products  2.2%
      Bridgestone (JPY)                                         19,000           211
      --------------------------------------------------------------------------------
      Brunswick                                                  5,500           108
      --------------------------------------------------------------------------------
      Colgate-Palmolive                                         37,700         2,200
      --------------------------------------------------------------------------------
      Culp                                                         700             3
      --------------------------------------------------------------------------------
      Dan River *                                               14,500             8
      --------------------------------------------------------------------------------
      Electrolux (Class B) (SEK)                                12,413           180
      --------------------------------------------------------------------------------
      J. Sainsbury (GBP)                                       139,450           716
      --------------------------------------------------------------------------------
      Lion Nathan (NZD)                                        105,400           243
      --------------------------------------------------------------------------------
      Newell Rubbermaid                                         60,500         1,552
      --------------------------------------------------------------------------------
      Philip Morris                                            103,550         4,885
      --------------------------------------------------------------------------------
      Philips Electronics ADR                                   20,417           553
      --------------------------------------------------------------------------------
      Pioneer Electronic (JPY)                                  20,000           482
      --------------------------------------------------------------------------------
      QuikSilver *                                               5,500            80
      --------------------------------------------------------------------------------
      Reebok *                                                   3,800            88
      --------------------------------------------------------------------------------
      Sola International *                                      13,100           236
      --------------------------------------------------------------------------------
      Stride Rite                                               20,900           139
      --------------------------------------------------------------------------------
      Unifi *(ss)                                                9,200            59
      --------------------------------------------------------------------------------
      UST                                                       56,100         2,014
      --------------------------------------------------------------------------------
      Yue Yuen Industrial (HKD)                                227,000           442
      --------------------------------------------------------------------------------
                                                                              14,199
                                                                        --------------
      Total Consumer Nondurables                                              76,576
                                                                        --------------

      CONSUMER SERVICES  5.8%

      General Merchandisers  0.7%
      Bon-Ton Stores *                                           4,800            14
      --------------------------------------------------------------------------------
      Casey's General Stores                                    34,300           478
      --------------------------------------------------------------------------------
      Columbia Sportswear *                                      5,100           163
      --------------------------------------------------------------------------------
      Neiman Marcus *(ss)                                       10,200           299
      --------------------------------------------------------------------------------
      Target                                                    31,500         1,183
      --------------------------------------------------------------------------------
      Tesco (GBP)                                              103,949           356
      --------------------------------------------------------------------------------
      Valora (CHF)                                                 795           128
      --------------------------------------------------------------------------------

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--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      Wal-Mart                                                  26,400  $      1,456
      --------------------------------------------------------------------------------
      Wal-Mart de Mexico (MXN)                                 225,600           544
      --------------------------------------------------------------------------------
                                                                               4,621
                                                                        --------------
      Specialty Merchandisers  1.5%
      Adidas-Salomon (EUR)                                       2,744           175
      --------------------------------------------------------------------------------
      Best Buy *                                                 4,500           321
      --------------------------------------------------------------------------------
      Christian Dior (EUR)                                      10,206           313
      --------------------------------------------------------------------------------
      Christopher & Banks *                                      3,400           129
      --------------------------------------------------------------------------------
      Home Depot                                                31,550         1,472
      --------------------------------------------------------------------------------
      Kroger *                                                  29,900           757
      --------------------------------------------------------------------------------
      Linens 'n Things *                                         8,700           209
      --------------------------------------------------------------------------------
      Netegrity *(ss)                                           10,100           166
      --------------------------------------------------------------------------------
      Nordstrom                                                 76,100         1,441
      --------------------------------------------------------------------------------
      O' Charley's *(ss)                                        15,300           296
      --------------------------------------------------------------------------------
      Omron (JPY)                                               12,000           164
      --------------------------------------------------------------------------------
      Safeway *                                                 19,300           860
      --------------------------------------------------------------------------------
      Sonae (EUR)                                              302,246           209
      --------------------------------------------------------------------------------
      Stein Mart *                                               4,200            34
      --------------------------------------------------------------------------------
      Toys "R" Us *                                             86,000         1,850
      --------------------------------------------------------------------------------
      Tupperware                                                59,900         1,178
      --------------------------------------------------------------------------------
      Ultimate Electronics *(ss)                                 3,100            80
      --------------------------------------------------------------------------------
      Urban Outfitters *                                         7,000           130
      --------------------------------------------------------------------------------
      Walgreen                                                   6,300           208
      --------------------------------------------------------------------------------
      Wild Oats Markets *(ss)                                    5,200            49
      --------------------------------------------------------------------------------
                                                                              10,041
                                                                        --------------
      Entertainment and Leisure  0.9%
      Avex (JPY)                                                 4,000           127
      --------------------------------------------------------------------------------
      CEC Entertainment *                                        2,500            93
      --------------------------------------------------------------------------------
      Disney                                                    87,200         1,785
      --------------------------------------------------------------------------------
      Enix (JPY)                                                16,500           315
      --------------------------------------------------------------------------------
      Hutchison Whampoa (HKD)                                  154,500         1,421
      --------------------------------------------------------------------------------
      Reader's Digest (Class A)                                 80,400         1,809
      --------------------------------------------------------------------------------
      Sonic *                                                    5,100           166
      --------------------------------------------------------------------------------
                                                                               5,716
                                                                        --------------
      Media and Communications  2.4%
      America Movil (Series L) ADR                              30,000           521
      --------------------------------------------------------------------------------
      American Tower Systems (Class A) *                         1,200            11
      --------------------------------------------------------------------------------
      AOL Time Warner *                                         76,100         2,656
      --------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      ARN Mondadori Edit (EUR)                                   8,944  $         57
      --------------------------------------------------------------------------------
      Asatsu (JPY)                                               9,000           190
      --------------------------------------------------------------------------------
      Clear Channel Communications *                            25,273         1,181
      --------------------------------------------------------------------------------
      Comcast (Class A Special) *                               17,800           677
      --------------------------------------------------------------------------------
      Elsevier (EUR)                                            12,991           150
      --------------------------------------------------------------------------------
      Emmis Communications (Class A) *(ss)                       7,900           131
      --------------------------------------------------------------------------------
      Entercom Communications *(ss)                              3,300           146
      --------------------------------------------------------------------------------
      Fox Entertainment (Class A) *                              7,600           194
      --------------------------------------------------------------------------------
      Liberty Media (Series A) *                                45,000           592
      --------------------------------------------------------------------------------
      McGraw-Hill                                               11,400           644
      --------------------------------------------------------------------------------
      Mediaset (EUR)                                            14,746           110
      --------------------------------------------------------------------------------
      News Corporation ADR                                      12,200           375
      --------------------------------------------------------------------------------
      Pegasus Communications *(ss)                               3,500            37
      --------------------------------------------------------------------------------
      Publishing & Broadcasting (AUD)                           76,100           401
      --------------------------------------------------------------------------------
      R.R. Donnelley                                           127,000         3,721
      --------------------------------------------------------------------------------
      Scholastic *                                               4,500           196
      --------------------------------------------------------------------------------
      Sinclair Broadcast (Class A) *                            19,100           151
      --------------------------------------------------------------------------------
      TMP Worldwide *(ss)                                       11,600           479
      --------------------------------------------------------------------------------
      Viacom (Class B) *                                        51,843         2,263
      --------------------------------------------------------------------------------
      Vivendi Universal (EUR)                                   15,118           774
      --------------------------------------------------------------------------------
      Young Broadcasting (Class A) *                             5,300           107
      --------------------------------------------------------------------------------
                                                                              15,764
                                                                        --------------
      Restaurants  0.1%
      Applebee's (ss)                                            8,150           272
      --------------------------------------------------------------------------------
      BUCA *(ss)                                                11,000           159
      --------------------------------------------------------------------------------
      Ruby Tuesday                                              13,700           267
      --------------------------------------------------------------------------------
                                                                                 698
                                                                        --------------
      Printing and Publishing  0.2%
      Reed (GBP)                                               126,451         1,063
      --------------------------------------------------------------------------------
                                                                               1,063
                                                                        --------------
      Total Consumer Services                                                 37,903
                                                                        --------------

      EDUCATION  0.1%

      Education  0.1%
      Apollo Group (Class A) *                                  14,700           661
      --------------------------------------------------------------------------------
      Total Education                                                            661
                                                                        --------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      CONSUMER CYCLICALS  2.9%

      Automobiles and Related  0.6%
      A.O. Smith (Class B)                                      14,200  $        254
      --------------------------------------------------------------------------------
      Central Parking (ss)                                      11,000           193
      --------------------------------------------------------------------------------
      Cycle & Carriage (SGD)                                    22,000            33
      --------------------------------------------------------------------------------
      DaimlerChrysler (EUR)                                      5,725           239
      --------------------------------------------------------------------------------
      Denso (JPY)                                               21,000           314
      --------------------------------------------------------------------------------
      Fiat (EUR)                                                 9,474           157
      --------------------------------------------------------------------------------
      Honda Motor (JPY)                                         15,000           568
      --------------------------------------------------------------------------------
      Honda Motor ADR                                            1,600           122
      --------------------------------------------------------------------------------
      Isuzu Motors (JPY) *                                      63,000            46
      --------------------------------------------------------------------------------
      Keystone Automotive *                                      8,400           132
      --------------------------------------------------------------------------------
      Littelfuse *(ss)                                          14,300           357
      --------------------------------------------------------------------------------
      NSK (JPY)                                                 65,000           229
      --------------------------------------------------------------------------------
      Peugeot (EUR)                                              5,098           216
      --------------------------------------------------------------------------------
      Strattec Security *                                        2,700            93
      --------------------------------------------------------------------------------
      Volkswagen (EUR)                                          10,871           471
      --------------------------------------------------------------------------------
                                                                               3,424
                                                                        --------------
      Building and Real Estate  1.8%
      Apartment Investment & Management, REIT                    3,400           151
      --------------------------------------------------------------------------------
      Arden Realty, REIT                                        10,300           265
      --------------------------------------------------------------------------------
      CapitaLand (SGD)                                          46,000            38
      --------------------------------------------------------------------------------
      Cemex Participating Certificates (Represents 2 Series A
          and 1 Series B shares) (MXN)                         109,083           548
      --------------------------------------------------------------------------------
      Cheung Kong (HKD)                                         84,000           813
      --------------------------------------------------------------------------------
      City Developments (SGD)                                   15,000            40
      --------------------------------------------------------------------------------
      EastGroup Properties, REIT                                15,400           368
      --------------------------------------------------------------------------------
      Federal Realty Investment Trust, REIT                     78,000         1,745
      --------------------------------------------------------------------------------
      Gables Residential Trust, REIT                            11,100           326
      --------------------------------------------------------------------------------
      Glenborough Realty Trust, REIT                            11,600           210
      --------------------------------------------------------------------------------
      JP Realty, REIT (ss)                                      12,600           286
      --------------------------------------------------------------------------------
      Lasalle Hotel Properties                                   7,500            79
      --------------------------------------------------------------------------------
      Metrovacesa (EUR)                                         17,923           240
      --------------------------------------------------------------------------------
      Parkway Properties, REIT                                  10,000           319
      --------------------------------------------------------------------------------
      Reckson Associates Realty (Class B), REIT                  3,534            85
      --------------------------------------------------------------------------------
      Reckson Associates Realty, REIT                           73,200         1,637
      --------------------------------------------------------------------------------
      RMC (GBP)                                                 36,977           329
      --------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      Simco (EUR)                                                1,720  $        117
      --------------------------------------------------------------------------------
      Simon Property, REIT                                      61,172         1,767
      --------------------------------------------------------------------------------
      Singapore Land (SGD)                                      36,000            67
      --------------------------------------------------------------------------------
      Starwood Hotels & Resorts Worldwide, REIT                 58,900         1,599
      --------------------------------------------------------------------------------
      Washington, REIT                                          11,900           291
      --------------------------------------------------------------------------------
      Westfield Trust (AUD)                                    205,900           355
      --------------------------------------------------------------------------------
      Woodhead Industries                                       11,800           192
      --------------------------------------------------------------------------------
                                                                              11,867
                                                                        --------------
      Miscellaneous Consumer Durables  0.5%
      CompX                                                      7,100            71
      --------------------------------------------------------------------------------
      Eastman Kodak                                             64,300         1,946
      --------------------------------------------------------------------------------
      Harley-Davidson                                            5,800           305
      --------------------------------------------------------------------------------
      Harman                                                    23,200           990
      --------------------------------------------------------------------------------
      SEB (EUR)                                                  1,638            89
      --------------------------------------------------------------------------------
                                                                               3,401
                                                                        --------------
      Total Consumer Cyclicals                                                18,692
                                                                        --------------

      TECHNOLOGY  4.2%

      Electronic Components  1.0%
      Altera *                                                  14,800           337
      --------------------------------------------------------------------------------
      American Superconductor *                                  2,900            40
      --------------------------------------------------------------------------------
      Analog Devices *                                          17,700           752
      --------------------------------------------------------------------------------
      Analogic                                                   7,000           258
      --------------------------------------------------------------------------------
      Artesyn Technologies *(ss)                                15,300           122
      --------------------------------------------------------------------------------
      ASM Lithography (EUR)                                      4,520            80
      --------------------------------------------------------------------------------
      ATMI *(ss)                                                 7,900           178
      --------------------------------------------------------------------------------
      Belden                                                    21,900           475
      --------------------------------------------------------------------------------
      Benchmark Electronics *(ss)                                3,400            65
      --------------------------------------------------------------------------------
      Brocade Communications Systems *                           2,100            69
      --------------------------------------------------------------------------------
      Epcos (EUR)                                                2,264           105
      --------------------------------------------------------------------------------
      Exar *                                                     6,300           125
      --------------------------------------------------------------------------------
      Intel                                                     21,800           712
      --------------------------------------------------------------------------------
      Kyocera (JPY)                                              4,400           329
      --------------------------------------------------------------------------------
      Maxim Integrated Products *                               28,600         1,567
      --------------------------------------------------------------------------------
      Methode Electronics (Class A)                             18,100           146
      --------------------------------------------------------------------------------
      MKS Instruments *                                          9,500           213
      --------------------------------------------------------------------------------
      Plexus *(ss)                                               8,100           244
      --------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      QLogic *                                                   3,800  $        188
      --------------------------------------------------------------------------------
      QuickLogic *                                               9,000            36
      --------------------------------------------------------------------------------
      Sanmina                                                    7,000           150
      --------------------------------------------------------------------------------
      Sez (CHF)                                                  1,865            79
      --------------------------------------------------------------------------------
      Sipex *(ss)                                                6,200            63
      --------------------------------------------------------------------------------
      Texas Instruments                                          5,800           186
      --------------------------------------------------------------------------------
      Xilinx *                                                   2,900           105
      --------------------------------------------------------------------------------
                                                                               6,624
                                                                        --------------
      Electronic Systems  0.9%
      Applied Materials *                                       10,600           421
      --------------------------------------------------------------------------------
      Armor *(ss)                                               11,500           266
      --------------------------------------------------------------------------------
      Black Box *(ss)                                            7,000           368
      --------------------------------------------------------------------------------
      Dell Computer *                                           20,800           581
      --------------------------------------------------------------------------------
      Flextronics International *                               60,000         1,500
      --------------------------------------------------------------------------------
      KEMET *                                                    5,600            95
      --------------------------------------------------------------------------------
      KLA-Tencor *                                               3,600           181
      --------------------------------------------------------------------------------
      Lifeline Systems *                                         4,600            88
      --------------------------------------------------------------------------------
      Lo-Jack *                                                  8,400            45
      --------------------------------------------------------------------------------
      Siemens (EUR)                                             12,672           749
      --------------------------------------------------------------------------------
      Sony (JPY)                                                21,600         1,018
      --------------------------------------------------------------------------------
      Verisity *(p)                                              3,200            45
      --------------------------------------------------------------------------------
      Waters Corporation *                                      19,000           694
      --------------------------------------------------------------------------------
                                                                               6,051
                                                                        --------------
      Information Processing  0.2%
      F. Y. I. *(ss)                                            10,400           292
      --------------------------------------------------------------------------------
      Hitachi (JPY)                                             37,000           273
      --------------------------------------------------------------------------------
      Hitachi ADR                                                4,000           299
      --------------------------------------------------------------------------------
      IBM                                                        2,700           312
      --------------------------------------------------------------------------------
                                                                               1,176
                                                                        --------------
      Office Automation  0.0%
      Technitrol (ss)                                           10,200           246
      --------------------------------------------------------------------------------
                                                                                 246
                                                                        --------------
      Specialized Computer  0.1%
      Activision *(ss)                                           4,050           101
      --------------------------------------------------------------------------------
      Megachips (JPY)                                            3,000           105
      --------------------------------------------------------------------------------
      Sun Microsystems *                                         7,500           107
      --------------------------------------------------------------------------------
      Symbol Technologies                                        1,700            28
      --------------------------------------------------------------------------------
                                                                                 341
                                                                        --------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      Telecommunications  1.8%
      Alcatel (EUR)                                             17,497  $        319
      --------------------------------------------------------------------------------
      Cisco Systems *                                           82,000         1,676
      --------------------------------------------------------------------------------
      Colt Telecom (GBP) *                                      10,252            20
      --------------------------------------------------------------------------------
      Colt Telecom, Rights (GBP) *                              10,252            11
      --------------------------------------------------------------------------------
      Corning                                                   88,200           832
      --------------------------------------------------------------------------------
      Daito Trust Construction (JPY)                            22,800           357
      --------------------------------------------------------------------------------
      Debitel (EUR)                                              9,643           155
      --------------------------------------------------------------------------------
      Deutsche Telekom (EUR)                                    33,034           567
      --------------------------------------------------------------------------------
      Ditech Communications *(ss)                                2,400            13
      --------------------------------------------------------------------------------
      Draka (EUR)                                                2,376            82
      --------------------------------------------------------------------------------
      France Telecom (EUR)                                       6,375           252
      --------------------------------------------------------------------------------
      France Telecom ADR                                         4,700           183
      --------------------------------------------------------------------------------
      Harmonic *(ss)                                             7,100            86
      --------------------------------------------------------------------------------
      Kingston Commerce Hull (GBP) *                           134,407           225
      --------------------------------------------------------------------------------
      KPNQwest (EUR) *                                           3,143            26
      --------------------------------------------------------------------------------
      LM Ericsson (Class B) ADR                                102,200           558
      --------------------------------------------------------------------------------
      Lucent Technologies (ss)                                 226,600         1,659
      --------------------------------------------------------------------------------
      Nokia ADR                                                102,400         2,356
      --------------------------------------------------------------------------------
      NTT DoCoMo (JPY)                                              45           588
      --------------------------------------------------------------------------------
      Pacific Century CyberWorks ADR *(ss)                       8,001            23
      --------------------------------------------------------------------------------
      PECO II *                                                  3,800            21
      --------------------------------------------------------------------------------
      Pirelli (EUR)                                             58,667            99
      --------------------------------------------------------------------------------
      QUALCOMM *                                                 8,900           522
      --------------------------------------------------------------------------------
      Singapore Telecommunications (SGD)                       253,000           243
      --------------------------------------------------------------------------------
      Sonera (EUR)                                              12,700            66
      --------------------------------------------------------------------------------
      Stratos Lightwave *(ss)                                   13,091            75
      --------------------------------------------------------------------------------
      Tandberg Television (NOK) *                               19,565            92
      --------------------------------------------------------------------------------
      Tekelec *                                                  4,800            93
      --------------------------------------------------------------------------------
      Telstra (AUD)                                            116,600           334
      --------------------------------------------------------------------------------
      United Pan-Europe Communications (EUR) *                  14,377             6
      --------------------------------------------------------------------------------
      West Corporation *                                         6,100           153
      --------------------------------------------------------------------------------
                                                                              11,692
                                                                        --------------
      Aerospace and Defense  0.1%
      European Aeronautic Defense & Space (EUR)                 13,191           158
      --------------------------------------------------------------------------------
      Harsco                                                    12,400           414
      --------------------------------------------------------------------------------
      Woodward Governor                                          2,600           134
      --------------------------------------------------------------------------------
                                                                                 706
                                                                        --------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      E-Commerce  0.1%
      VeriSign *(ss)                                            20,000  $        749
      --------------------------------------------------------------------------------
                                                                                 749
                                                                        --------------
      Total Technology                                                        27,585
                                                                        --------------

      CAPITAL EQUIPMENT  1.9%

      Electrical Equipment  1.3%
      ABB (CHF)                                                 22,872           240
      --------------------------------------------------------------------------------
      Bang & Olufsen (Class B) (DKK)                             6,500           137
      --------------------------------------------------------------------------------
      Canon (JPY)                                               26,000           880
      --------------------------------------------------------------------------------
      GE                                                        89,700         3,454
      --------------------------------------------------------------------------------
      Getronics (EUR)                                            7,152            27
      --------------------------------------------------------------------------------
      hi/fn *                                                    2,100            33
      --------------------------------------------------------------------------------
      LSI Industries                                             6,000           151
      --------------------------------------------------------------------------------
      Matsushita Electric Industrial (JPY)                      56,000           743
      --------------------------------------------------------------------------------
      Mitsubishi Electric (JPY)                                 84,000           353
      --------------------------------------------------------------------------------
      Sagem (EUR)                                                5,258           289
      --------------------------------------------------------------------------------
      Tyco                                                      39,342         2,313
      --------------------------------------------------------------------------------
                                                                               8,620
                                                                        --------------
      Capital Equipment  0.0%
      Brambles Industries (GBP) *                               13,060            63
      --------------------------------------------------------------------------------
                                                                                  63
                                                                        --------------
      Machinery  0.6%
      Actuant *                                                  5,020           140
      --------------------------------------------------------------------------------
      Alstom (EUR)                                               9,990           117
      --------------------------------------------------------------------------------
      Brooks Automation *(ss)                                    5,100           187
      --------------------------------------------------------------------------------
      Danaher                                                   14,400           845
      --------------------------------------------------------------------------------
      Deere                                                     31,400         1,256
      --------------------------------------------------------------------------------
      Fuji Heavy Industries (JPY)                               55,000           232
      --------------------------------------------------------------------------------
      GKN (GBP)                                                 13,060            52
      --------------------------------------------------------------------------------
      IDEX                                                       2,300            70
      --------------------------------------------------------------------------------
      Newport (ss)                                               3,600            64
      --------------------------------------------------------------------------------
      NN Ball & Roller                                           7,400            66
      --------------------------------------------------------------------------------
      Saurer (CHF) *                                             2,466            44
      --------------------------------------------------------------------------------
      SKF Class B (SEK)                                          9,957           178
      --------------------------------------------------------------------------------
      Toyota Motor (JPY)                                        31,100           795
      --------------------------------------------------------------------------------
                                                                               4,046
                                                                        --------------

      Total Capital Equipment                                                 12,729

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      BUSINESS SERVICES AND TRANSPORTATION  5.6%

      Computer Service and Software  2.0%
      Actuate *(ss)                                              8,300  $         40
      --------------------------------------------------------------------------------
      Adobe Systems                                              6,500           208
      --------------------------------------------------------------------------------
      Affiliated Computer Services (Class A) *                   4,900           458
      --------------------------------------------------------------------------------
      Alliance Data Systems *                                    6,900           114
      --------------------------------------------------------------------------------
      Amdocs *                                                   3,500           116
      --------------------------------------------------------------------------------
      Analysts International                                     6,900            25
      --------------------------------------------------------------------------------
      Automatic Data Processing                                 17,900           993
      --------------------------------------------------------------------------------
      Autonomy (GBP) *                                           9,596            48
      --------------------------------------------------------------------------------
      BISYS *                                                    6,800           400
      --------------------------------------------------------------------------------
      Check Point Software Technologies *(ss)                    1,400            54
      --------------------------------------------------------------------------------
      Concord Communications *                                   1,300            23
      --------------------------------------------------------------------------------
      Digital Impact *                                           5,500             5
      --------------------------------------------------------------------------------
      Eidos (GBP) *                                             32,082           108
      --------------------------------------------------------------------------------
      Electronic Arts *                                          1,800           109
      --------------------------------------------------------------------------------
      Electronic Data Systems                                    6,900           478
      --------------------------------------------------------------------------------
      Factset Research Systems(ss)                               2,800            84
      --------------------------------------------------------------------------------
      First Data                                                36,184         2,650
      --------------------------------------------------------------------------------
      Internet Security Systems *(ss)                            9,300           302
      --------------------------------------------------------------------------------
      ITOCHU (JPY)                                               1,100            63
      --------------------------------------------------------------------------------
      Keynote Systems *(ss)                                      5,200            41
      --------------------------------------------------------------------------------
      Magma Design Automation *                                  1,100            25
      --------------------------------------------------------------------------------
      MatrixOne *(ss)                                           20,100           166
      --------------------------------------------------------------------------------
      Mercury Interactive *                                      3,700           114
      --------------------------------------------------------------------------------
      Microsoft *                                               52,100         3,345
      --------------------------------------------------------------------------------
      NetIQ *                                                    6,152           207
      --------------------------------------------------------------------------------
      Novell *                                                   4,542            19
      --------------------------------------------------------------------------------
      Oracle *                                                  12,500           175
      --------------------------------------------------------------------------------
      Packeteer *(ss)                                            9,100            56
      --------------------------------------------------------------------------------
      Pixelworks *(ss)                                           6,200           106
      --------------------------------------------------------------------------------
      Progress Software *                                       19,900           341
      --------------------------------------------------------------------------------
      Quest Software *(ss)                                       5,900           144
      --------------------------------------------------------------------------------
      Register.com *(ss)                                         2,200            20
      --------------------------------------------------------------------------------
      Renaissance Learning *                                     2,100            52
      --------------------------------------------------------------------------------
      SAP (EUR)                                                  1,925           238
      --------------------------------------------------------------------------------
      Siebel Systems *                                          10,100           226
      --------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      Sonicwall *(ss)                                            2,000  $         34
      --------------------------------------------------------------------------------
      SPSS *(ss)                                                 5,600            99
      --------------------------------------------------------------------------------
      Stellent *(ss)                                             5,900           139
      --------------------------------------------------------------------------------
      Teleplan International (EUR) *                             1,242            20
      --------------------------------------------------------------------------------
      ValiCert *                                                 2,900             6
      --------------------------------------------------------------------------------
      VERITAS Software *                                         8,750           340
      --------------------------------------------------------------------------------
      Verity *                                                  12,400           188
      --------------------------------------------------------------------------------
      Wind River Systems *(ss)                                  11,600           200
      --------------------------------------------------------------------------------
      Zebra Technologies (Class A) *(ss)                         2,300           118
      --------------------------------------------------------------------------------
                                                                              12,697
                                                                        --------------
      Distribution Services  0.3%
      Cardinal Health                                            6,050           413
      --------------------------------------------------------------------------------
      Compass (GBP)                                             41,767           299
      --------------------------------------------------------------------------------
      MSC *                                                      5,400            99
      --------------------------------------------------------------------------------
      Performance Food *(ss)                                       900            31
      --------------------------------------------------------------------------------
      SCP Pool *(ss)                                            19,150           495
      --------------------------------------------------------------------------------
      TNT Post (EUR)                                             5,790           118
      --------------------------------------------------------------------------------
      United Stationers *                                       10,700           313
      --------------------------------------------------------------------------------
      Watsco (Class A)                                           9,700           125
      --------------------------------------------------------------------------------
                                                                               1,893
                                                                        --------------
      Environmental  0.0%
      CUNO *                                                     7,400           229
      --------------------------------------------------------------------------------
      IT *(ss)                                                   6,400             7
      --------------------------------------------------------------------------------
      Waterlink *                                               11,900             3
      --------------------------------------------------------------------------------
                                                                                 239
                                                                        --------------
      Transportation Services  0.2%
      Bergesen (Class A) (NOK)                                  18,979           323
      --------------------------------------------------------------------------------
      C.H. Robinson Worldwide                                    4,200           116
      --------------------------------------------------------------------------------
      EGL *(ss)                                                  3,500            53
      --------------------------------------------------------------------------------
      Expeditors International of Washington                     5,500           275
      --------------------------------------------------------------------------------
      Forward Air *(ss)                                          7,500           226
      --------------------------------------------------------------------------------
      Heartland Express *                                        2,125            60
      --------------------------------------------------------------------------------
      Hub Group (Class A) *                                      1,500            15
      --------------------------------------------------------------------------------
      International Shipholding                                  3,500            22
      --------------------------------------------------------------------------------
      Seacor Smit *                                              8,100           316
      --------------------------------------------------------------------------------
      UTi Worldwide (ss)                                        11,200           164
                                                                        --------------
                                                                               1,570

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      Miscellaneous Business Services  2.4%
      AnswerThink *(ss)                                          3,000  $         19
      --------------------------------------------------------------------------------
      CACl (Class A) *(ss)                                       1,900           141
      --------------------------------------------------------------------------------
      Cendant *(ss)                                             50,700           864
      --------------------------------------------------------------------------------
      Concord EFS *(ss)                                         60,400         1,809
      --------------------------------------------------------------------------------
      Corio (EUR)                                                7,156           162
      --------------------------------------------------------------------------------
      EDB Business Partner (NOK) *                              15,995            92
      --------------------------------------------------------------------------------
      Electro Rent *                                             8,500           110
      --------------------------------------------------------------------------------
      G&K Services                                               7,100           221
      --------------------------------------------------------------------------------
      Global Payments                                            7,500           250
      --------------------------------------------------------------------------------
      Guardian IT (GBP)                                         14,578            91
      --------------------------------------------------------------------------------
      H&R Block                                                 61,100         2,434
      --------------------------------------------------------------------------------
      Herman Miller                                              4,100            90
      --------------------------------------------------------------------------------
      Insituform Technologies (Class A) *(ss)                   10,700           236
      --------------------------------------------------------------------------------
      Iron Mountain *                                           11,350           491
      --------------------------------------------------------------------------------
      Ivex Packaging *                                          13,500           241
      --------------------------------------------------------------------------------
      kforce.com *                                               1,803             9
      --------------------------------------------------------------------------------
      Logica (GBP)                                              16,573           183
      --------------------------------------------------------------------------------
      Maximus *(ss)                                             11,300           442
      --------------------------------------------------------------------------------
      McGrath Rent                                               3,800            96
      --------------------------------------------------------------------------------
      Modis Professional Services *                             17,900           103
      --------------------------------------------------------------------------------
      MPW Industrial Services *                                  1,600             2
      --------------------------------------------------------------------------------
      New England Business Service                              14,100           258
      --------------------------------------------------------------------------------
      Omnicom                                                   14,200         1,219
      --------------------------------------------------------------------------------
      Paychex                                                    1,700            60
      --------------------------------------------------------------------------------
      Spherion *                                                 2,100            19
      --------------------------------------------------------------------------------
      Tetra Tech *(ss)                                          16,556           415
      --------------------------------------------------------------------------------
      Waste Management                                         148,126         4,340
      --------------------------------------------------------------------------------
      Woolworths (AUD)                                         182,700         1,054
      --------------------------------------------------------------------------------
                                                                              15,451
                                                                        --------------
      Airlines  0.1%
      Frontier Airlines *(ss)                                    2,400            35
      --------------------------------------------------------------------------------
      Midwest Express *                                          8,800           107
      --------------------------------------------------------------------------------
      Singapore Airlines (SGD)                                  58,000           298
      --------------------------------------------------------------------------------
                                                                                 440
                                                                        --------------
      Railroads  0.6%
      Burlington Northern Santa Fe                              45,900         1,345
      --------------------------------------------------------------------------------
      Norfolk Southern                                         136,900         2,655
      --------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      Railtrack (GBP)                                           46,359  $         22
      --------------------------------------------------------------------------------
                                                                               4,022
                                                                        --------------
      Total Business Services and Transportation                              36,312
                                                                        --------------

      ENERGY  5.0%

      Energy Services  1.0%
      Atwood Oceanics *                                          6,200           199
      --------------------------------------------------------------------------------
      Baker Hughes                                             111,800         3,686
      --------------------------------------------------------------------------------
      BJ Services *                                             17,000           474
      --------------------------------------------------------------------------------
      Cooper Cameron *                                           1,200            44
      --------------------------------------------------------------------------------
      FMC Technologies *(ss)                                       800            10
      --------------------------------------------------------------------------------
      Global Power Equipment *(ss)                                 300             4
      --------------------------------------------------------------------------------
      Grant Prideco *                                            2,400            21
      --------------------------------------------------------------------------------
      Hydril *                                                   2,600            50
      --------------------------------------------------------------------------------
      Johnson Electric (HKD)                                   830,800           927
      --------------------------------------------------------------------------------
      Smith *(ss)                                                4,900           222
      --------------------------------------------------------------------------------
      Tokyo Electric Power (JPY)                                35,500           817
      --------------------------------------------------------------------------------
      W-H Energy Services *                                      5,900            92
      --------------------------------------------------------------------------------
      Weatherford International *                                2,900            97
      --------------------------------------------------------------------------------
                                                                               6,643
                                                                        --------------
      Exploration & Production  0.6%
      Forest Oil *(ss)                                           7,850           205
      --------------------------------------------------------------------------------
      Key Energy Services *                                      9,600            79
      --------------------------------------------------------------------------------
      National Oilwell *(ss)                                     3,600            60
      --------------------------------------------------------------------------------
      Noble Affiliates                                           9,100           298
      --------------------------------------------------------------------------------
      Santos (AUD)                                              71,000           238
      --------------------------------------------------------------------------------
      Ultra Petroleum *                                          8,200            51
      --------------------------------------------------------------------------------
      Unocal                                                    74,500         2,450
      --------------------------------------------------------------------------------
      XTO Energy(ss)                                            23,100           375
      --------------------------------------------------------------------------------
                                                                               3,756
                                                                        --------------
      Integrated Petroleum - Domestic  0.6%
      Amerada Hess                                               1,900           110
      --------------------------------------------------------------------------------
      Conoco                                                    27,589           755
      --------------------------------------------------------------------------------
      USX-Marathon                                             109,600         3,003
      --------------------------------------------------------------------------------
                                                                               3,868
                                                                        --------------
      Integrated Petroleum - International  2.8%
      BP ADR                                                   104,896         4,633
      --------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      ChevronTexaco                                             28,050  $      2,384
      --------------------------------------------------------------------------------
      Cia Espanola de Petroleos (EUR)                           28,985           327
      --------------------------------------------------------------------------------
      ENI (EUR)                                                 32,850           386
      --------------------------------------------------------------------------------
      ENI SPA ADR(ss)                                            4,800           284
      --------------------------------------------------------------------------------
      Exxon Mobil                                              146,512         5,480
      --------------------------------------------------------------------------------
      Petroleo Brasileiro (Petrobras) ADR                       25,700           518
      --------------------------------------------------------------------------------
      Royal Dutch Petroleum ADR                                 32,000         1,547
      --------------------------------------------------------------------------------
      Shell Transport & Trading (GBP)                          115,000           793
      --------------------------------------------------------------------------------
      Shell Transport & Trading ADR                             12,000           500
      --------------------------------------------------------------------------------
      TotalFinaElf (EUR)                                         7,300           932
      --------------------------------------------------------------------------------
      TotalFinaElf ADR                                           4,396           282
      --------------------------------------------------------------------------------
                                                                              18,066
                                                                        --------------
      Gas Transmission  0.0%
      El Paso                                                    9,800           436
      --------------------------------------------------------------------------------
                                                                                 436
                                                                        --------------
      Total Energy                                                            32,769
                                                                        --------------

      PROCESS INDUSTRIES  3.0%

      Diversified Chemicals  0.9%
      Arch Chemicals                                            12,300           268
      --------------------------------------------------------------------------------
      Cabot Microelectronics *(ss)                               4,000           278
      --------------------------------------------------------------------------------
      Dow Chemical                                              49,500         1,856
      --------------------------------------------------------------------------------
      DuPont                                                    26,373         1,169
      --------------------------------------------------------------------------------
      E.On (EUR)                                                15,578           778
      --------------------------------------------------------------------------------
      Hercules *                                               136,100         1,375
      --------------------------------------------------------------------------------
      Rhodia (EUR)                                              15,806           151
      --------------------------------------------------------------------------------
      Smedvig Class A (NOK)                                      9,452            65
      --------------------------------------------------------------------------------
                                                                               5,940
                                                                        --------------
      Specialty Chemicals  1.1%
      3M                                                        25,600         2,933
      --------------------------------------------------------------------------------
      BASF (EUR)                                                17,144           659
      --------------------------------------------------------------------------------
      Ferro                                                      1,100            27
      --------------------------------------------------------------------------------
      Great Lakes Chemical                                      56,040         1,368
      --------------------------------------------------------------------------------
      Hoechst (EUR)                                              5,529           258
      --------------------------------------------------------------------------------
      Imperial Chemical (GBP)                                   34,000           195
      --------------------------------------------------------------------------------
      Imperial Chemical ADR                                      3,900            90
      --------------------------------------------------------------------------------
      MacDermid (ss)                                             1,600            22
      --------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      Mitsubishi (JPY)                                          79,000  $        549
      --------------------------------------------------------------------------------
      Mitsubishi Gas Chemical (JPY)                             54,000           104
      --------------------------------------------------------------------------------
      Norsk Hydro (NOK)                                          9,613           373
      --------------------------------------------------------------------------------
      Shin-Etsu Chemical (JPY)                                  13,000           492
      --------------------------------------------------------------------------------
      Technip (EUR)                                                385            45
      --------------------------------------------------------------------------------
                                                                               7,115
                                                                        --------------
      Paper and Paper Products  0.4%
      Buckeye Technologies *                                    18,800           183
      --------------------------------------------------------------------------------
      Kimberly-Clark                                            32,400         1,885
      --------------------------------------------------------------------------------
      Kimberly-Clark de Mexico (Class A) (MXN)                 184,900           509
      --------------------------------------------------------------------------------
      Smurfit-Stone Container *                                  2,000            32
      --------------------------------------------------------------------------------
                                                                               2,609
                                                                        --------------
      Forest Products  0.4%
      Georgia-Pacific                                           26,155           838
      --------------------------------------------------------------------------------
      Potlatch                                                     100             3
      --------------------------------------------------------------------------------
      Weyerhaeuser                                              29,700         1,570
      --------------------------------------------------------------------------------
                                                                               2,411
                                                                        --------------
      Building and Construction  0.2%
      Ciments Francais (EUR)                                     4,066           172
      --------------------------------------------------------------------------------
      Dal-Tile *                                                12,900           277
      --------------------------------------------------------------------------------
      Eiffage (EUR)                                              1,197            74
      --------------------------------------------------------------------------------
      Heidelberger Zement (EUR)                                  3,651           173
      --------------------------------------------------------------------------------
      Hochtief (EUR)                                             5,486            78
      --------------------------------------------------------------------------------
      Layne Christensen *                                        3,500            27
      --------------------------------------------------------------------------------
      Pilkington (GBP)                                         207,764           321
      --------------------------------------------------------------------------------
      Simpson Manufacturing  *                                   3,500           182
      --------------------------------------------------------------------------------
      Trex *(ss)                                                   500             8
      --------------------------------------------------------------------------------
      U.S. Aggregates *                                          8,800             1
      --------------------------------------------------------------------------------
                                                                               1,313
                                                                        --------------
      Total Process Industries                                                19,388
                                                                        --------------


      BASIC MATERIALS  1.2%

      Metals  1.0%
      Alcoa                                                     69,916         2,699
      --------------------------------------------------------------------------------
      Elkem (NOK)                                                4,700            82
      --------------------------------------------------------------------------------
      Gibraltar Steel                                            2,800            52
      --------------------------------------------------------------------------------
      Lone Star Technologies *(ss)                               3,900            59
      --------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      Material Sciences *                                       10,300  $        101
      --------------------------------------------------------------------------------
      Matthews (Class A)                                        27,500           665
      --------------------------------------------------------------------------------
      Pechiney (EUR)                                             3,677           179
      --------------------------------------------------------------------------------
      Phelps Dodge                                              67,900         2,433
      --------------------------------------------------------------------------------
      Reliance Steel & Aluminum(ss)                              2,900            71
      --------------------------------------------------------------------------------
      RTI International Metals *                                   600             5
      --------------------------------------------------------------------------------
                                                                               6,346
                                                                        --------------
      Mining  0.2%
      Lihir Gold (AUD) *                                       183,620           115
      --------------------------------------------------------------------------------
      Newmont Mining (ss)                                        3,771            74
      --------------------------------------------------------------------------------
      Rio Tinto (AUD)                                           47,700           862
      --------------------------------------------------------------------------------
      Sumitomo Metal Mining (JPY)                               48,000           167
      --------------------------------------------------------------------------------
      Union Miniere (EUR)                                        8,200           318
      --------------------------------------------------------------------------------
                                                                               1,536
                                                                        --------------
      Miscellaneous Materials  0.0%
      Malayan Cement (MYR)                                      44,150            11
      --------------------------------------------------------------------------------
                                                                                  11
                                                                        --------------
      Total Basic Materials                                                    7,893
                                                                        --------------

      MISCELLANEOUS  0.1%

      Miscellaneous  0.0%
      Safelite Glass (Class A), Warrants *++                     3,162             0
      --------------------------------------------------------------------------------
      Safelite Glass (Class B) *++                               1,290             0
      --------------------------------------------------------------------------------
      Safelite Glass (Class B), Warrants *++                     2,108             0
      --------------------------------------------------------------------------------
      Safelite Reality *++                                          87             0
      --------------------------------------------------------------------------------
      TravelCenters of America                                   1,050            10
      --------------------------------------------------------------------------------
                                                                                  10
                                                                        --------------
      Conglomerates  0.1%
      Berkshire Hathaway (Class A) *                                 4           280
      --------------------------------------------------------------------------------
      DCC (EUR)                                                 11,403           118
      --------------------------------------------------------------------------------
      Orkla (NOK)                                                5,780            95
      --------------------------------------------------------------------------------
                                                                                 493
                                                                        --------------
      Total Miscellaneous                                                        503
                                                                        --------------

      FOREIGN  2.4%

      Europe  1.2%
      AVA (EUR)                                                  3,129           118
      --------------------------------------------------------------------------------

 T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      Aventis (EUR)                                             20,501  $      1,433
      --------------------------------------------------------------------------------
      Brembo (EUR)                                              10,800            75
      --------------------------------------------------------------------------------
      Cap Gemini (EUR)                                           4,496           288
      --------------------------------------------------------------------------------
      Cookson (GBP)                                            135,460           154
      --------------------------------------------------------------------------------
      Credit Suisse (CHF) *                                     28,000         1,084
      --------------------------------------------------------------------------------
      CSM (EUR)                                                  8,900           176
      --------------------------------------------------------------------------------
      Den Norske Bank (NOK)                                      6,964            29
      --------------------------------------------------------------------------------
      Deutz (EUR) *                                             65,600           116
      --------------------------------------------------------------------------------
      Direkt Anlage Bank (EUR) *                                 5,549            71
      --------------------------------------------------------------------------------
      Elior (EUR)                                               22,769           170
      --------------------------------------------------------------------------------
      EM.TV (EUR) *                                              2,100             4
      --------------------------------------------------------------------------------
      EMAP (GBP)                                                35,011           372
      --------------------------------------------------------------------------------
      EMI (GBP)                                                 61,288           275
      --------------------------------------------------------------------------------
      Enterprise Oil (GBP)                                      35,951           218
      --------------------------------------------------------------------------------
      Fortis B (EUR)                                            11,200           264
      --------------------------------------------------------------------------------
      Granada (GBP)                                             30,167            60
      --------------------------------------------------------------------------------
      Heineken (EUR)                                             4,741           176
      --------------------------------------------------------------------------------
      Ifil (Ordinary Shares) (EUR)                              16,208            82
      --------------------------------------------------------------------------------
      International Media (EUR) *                                2,084            47
      --------------------------------------------------------------------------------
      Metro (EUR)                                                4,732           162
      --------------------------------------------------------------------------------
      Muenchener Rueckver (EUR)                                  2,021           541
      --------------------------------------------------------------------------------
      MVV Energie (EUR)                                          4,481            61
      --------------------------------------------------------------------------------
      Nordea (SEK)                                              13,000            65
      --------------------------------------------------------------------------------
      Nordic Baltic (SEK)                                       95,320           477
      --------------------------------------------------------------------------------
      OMV (EUR)                                                    300            25
      --------------------------------------------------------------------------------
      Pace Micro Technology (GBP)                               14,461            84
      --------------------------------------------------------------------------------
      Radiometer (DKK)                                           6,200           157
      --------------------------------------------------------------------------------
      Remy Cointreau (EUR)                                       5,002           117
      --------------------------------------------------------------------------------
      Securitas (Class B) (SEK)                                 13,562           242
      --------------------------------------------------------------------------------
      Sodexho Alliance (EUR)                                     5,894           241
      --------------------------------------------------------------------------------
      Sulzer (CHF)                                                 654            97
      --------------------------------------------------------------------------------
      Svenska Cellulosa (SEK)                                   10,596           266
      --------------------------------------------------------------------------------
      Thales (EUR)                                               1,924            69
      --------------------------------------------------------------------------------
      Thiel Logistik (EUR)                                       6,164           133
      --------------------------------------------------------------------------------
                                                                               7,949
                                                                        --------------
      Far East  1.1%
      77 Bank (JPY)                                             40,000           186
      --------------------------------------------------------------------------------
      Advantest (JPY)                                            2,700           172
      --------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      Aiful (JPY)                                                4,650  $        359
      --------------------------------------------------------------------------------
      Anritsu (JPY)                                              8,000            81
      --------------------------------------------------------------------------------
      Cosmo Oil (JPY)                                           83,000           148
      --------------------------------------------------------------------------------
      Fujikura (JPY)                                           127,000           579
      --------------------------------------------------------------------------------
      Goldcrest (JPY)                                            3,000           123
      --------------------------------------------------------------------------------
      ITOCHU (JPY)                                              51,000           135
      --------------------------------------------------------------------------------
      Joyo Bank (JPY)                                           73,000           216
      --------------------------------------------------------------------------------
      Kirin Brewery (JPY)                                       36,000           261
      --------------------------------------------------------------------------------
      Konica (JPY)                                              28,000           157
      --------------------------------------------------------------------------------
      Mizuho (JPY)                                                 332           835
      --------------------------------------------------------------------------------
      Mochida Pharmaceutical (JPY)                              15,000            95
      --------------------------------------------------------------------------------
      MYCAL (JPY) *                                             56,000             1
      --------------------------------------------------------------------------------
      Nippon Yusen (JPY)                                       100,000           291
      --------------------------------------------------------------------------------
      Nissan Motor (JPY)                                        55,000           271
      --------------------------------------------------------------------------------
      Nissho Iwai (JPY) *                                      150,000           125
      --------------------------------------------------------------------------------
      NTN (JPY)                                                 78,000           142
      --------------------------------------------------------------------------------
      Promise (JPY)                                              3,100           179
      --------------------------------------------------------------------------------
      Sapporo Breweries (JPY)                                   50,000           140
      --------------------------------------------------------------------------------
      Shiseido (JPY)                                            17,000           165
      --------------------------------------------------------------------------------
      Singapore Press (SGD)                                     21,200           220
      --------------------------------------------------------------------------------
      Snow Brand Milk (JPY) *                                   50,000            92
      --------------------------------------------------------------------------------
      Sumitomo Electric Industries (JPY)                        64,000           533
      --------------------------------------------------------------------------------
      Sumitomo Forestry (JPY)                                   30,000           182
      --------------------------------------------------------------------------------
      Teijin (JPY)                                              80,000           296
      --------------------------------------------------------------------------------
      Tokio Marine & Fire Insurance (JPY)                       75,000           594
      --------------------------------------------------------------------------------
      Trend Micro (JPY)                                          5,000           130
      --------------------------------------------------------------------------------
      Tsubakimoto Chain (JPY)                                   62,000           144
      --------------------------------------------------------------------------------
      Watami Food Service (JPY)                                  5,000            94
      --------------------------------------------------------------------------------
                                                                               6,946
                                                                        --------------
      Other Foreign  0.1%
      Bouygues (EUR)                                             7,911           273
      --------------------------------------------------------------------------------
      Companhia Vale do Rio Doce ADR                            19,300           414
      --------------------------------------------------------------------------------
      Parmalat Finanziaria (EUR)                                59,596           161
      --------------------------------------------------------------------------------
                                                                                 848
                                                                        --------------
      Total Foreign                                                           15,743
                                                                        --------------
      Total Common Stocks, Rights, And Warrants (Cost  $374,533)             388,821
                                                                        --------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      CONVERTIBLE BONDS  0.1%

      Nextel Communications, 5.25%, 1/15/10                    250,000  $        157
      --------------------------------------------------------------------------------
      Total Convertible Bonds (Cost  $142)                                       157
                                                                        --------------

      CORPORATE BONDS  14.6%

      Acetex, Sr. Notes, (144a), 10.875%, 8/1/09 (p)           325,000           320
      --------------------------------------------------------------------------------
      Actuant, Sr. Sub. Notes, 13.00%, 5/1/09                  450,000           486
      --------------------------------------------------------------------------------
      Adelphia Communications
          Sr. Notes
             9.375%, 11/15/09                                  375,000           364
             -------------------------------------------------------------------------
             10.875%, 10/1/10                                  300,000           312
      --------------------------------------------------------------------------------
      Advance Stores
          Sr. Sub. Notes
             10.25%, 4/15/08                                   175,000           178
             -------------------------------------------------------------------------
          (144a), 10.25%, 4/15/08 (p)                          200,000           203
      --------------------------------------------------------------------------------
      AFC Enterprises, Sr. Sub. Notes, 10.25%, 5/15/07         500,000           530
      --------------------------------------------------------------------------------
      AFLAC, Sr. Notes, 6.50%, 4/15/09                         875,000           888
      --------------------------------------------------------------------------------
      AGCO, Sr. Notes, 9.50%, 5/1/08 (p)(ss)                   200,000           210
      --------------------------------------------------------------------------------
      Airgate PCS, STEP, 0%, 10/1/09                           275,000           216
      --------------------------------------------------------------------------------
      AK Steel, Sr. Notes, 9.125%, 12/15/06                    400,000           418
      --------------------------------------------------------------------------------
      Alaska Communications Systems, Sr. Sub. Notes,
         9.375%, 5/15/09                                       450,000           445
      --------------------------------------------------------------------------------
      Alcoa, Sr. Notes, 6.00%, 1/15/12                         935,000           933
      --------------------------------------------------------------------------------
      Alliant Techsystems, Sr. Sub. Notes, 8.50%, 5/15/11      300,000           318
      --------------------------------------------------------------------------------
      Allied, Sr. Notes, 8.625%, 10/1/07                       500,000           175
      --------------------------------------------------------------------------------
      American Builders & Contractors Supply,
         10.625%, 5/15/07                                      500,000           505
      --------------------------------------------------------------------------------
      American Cellular, Sr. Notes, 9.50%, 10/15/09            450,000           461
      --------------------------------------------------------------------------------
      American Electric Power, Sr. Notes, 6.125%, 5/15/06      270,000           277
      --------------------------------------------------------------------------------
      American General Finance, Sr. Notes, 5.875%,
         7/14/06                                             1,750,000         1,799
      --------------------------------------------------------------------------------
      American Pacific, Sr. Notes, 9.25%, 3/1/05               350,000           348
      --------------------------------------------------------------------------------
      American Standard, Sr. Notes, 7.625%, 2/15/10            250,000           260
      --------------------------------------------------------------------------------
      Amerigas, Sr. Notes, (144a), 10.00%, 4/15/06 (p)         550,000           584
      --------------------------------------------------------------------------------
      AmerisourceBergen, Sr. Notes, (144a), 8.125%,
         9/1/08 (p)                                            475,000           501
      --------------------------------------------------------------------------------
      Ameristar Casinos, Sr. Notes, 10.75%, 2/15/09            250,000           275
      --------------------------------------------------------------------------------
      AMR, Sr. Notes, 9.00%, 9/15/16                           100,000            89
      --------------------------------------------------------------------------------
      Anteon, Sr. Sub. Notes, 12.00%, 5/15/09                  250,000           260
      --------------------------------------------------------------------------------
      AOL Time Warner, Sr. Notes, 7.625%, 4/15/31              675,000           721
      --------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      Applied Extrusion Technologies (Series B), Sr. Notes
         10.75%, 7/1/11                                        250,000  $        267
      --------------------------------------------------------------------------------
      Argosy Gaming, Sr. Sub. Notes, 10.75%, 6/1/09            350,000           391
      --------------------------------------------------------------------------------
      Armkel, Sr. Sub. Notes, (144a), 9.50%, 8/15/09 (p)       250,000           269
      --------------------------------------------------------------------------------
      Arvin, Sr. Notes, 7.125%, 3/15/09                         75,000            71
      --------------------------------------------------------------------------------
      Asat Finance, Sr. Notes, 12.50%, 11/1/06                 243,750           174
      --------------------------------------------------------------------------------
      Associated Materials, Sr. Sub. Notes, 9.25%, 3/1/08      500,000           505
      --------------------------------------------------------------------------------
      AT&T, (144a), 8.00%, 11/15/31 (p)                        565,000           573
      --------------------------------------------------------------------------------
      Atlantic Richfield, Sr. Notes, 9.125%, 3/1/11          1,000,000         1,251
      --------------------------------------------------------------------------------
      Avis, Sr. Sub. Notes, 11.00%, 5/1/09                     500,000           535
      --------------------------------------------------------------------------------
      B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07                 75,000            71
      --------------------------------------------------------------------------------
      Bally Total Fitness, Sr. Sub. Notes, 9.875%, 10/15/07    250,000           258
      --------------------------------------------------------------------------------
      Bank Hawaii, Sr. Sub. Notes, 6.875%, 3/1/09              250,000           240
      --------------------------------------------------------------------------------
      Barclays, Sr. Sub. Notes, 7.40%, 12/15/09                670,000           737
      --------------------------------------------------------------------------------
      Bellsouth, Sr. Notes, 6.875%, 10/15/31                   465,000           483
      --------------------------------------------------------------------------------
      Better Minerals & Aggregates, Sr. Sub Notes,
         13.00%, 9/15/09                                       100,000            84
      --------------------------------------------------------------------------------
      BWAY, Sr. Sub. Notes, 10.25%, 4/15/07                    250,000           260
      --------------------------------------------------------------------------------
      Canwest Media, Sr. Sub. Notes, 10.625%, 5/15/11          150,000           162
      --------------------------------------------------------------------------------
      Capital One Bank, Sr. Notes, 8.25%, 6/15/05            1,100,000         1,141
      --------------------------------------------------------------------------------
      Centerpoint Properties, Sr. Notes, 7.90%, 1/15/03      1,000,000         1,047
      --------------------------------------------------------------------------------
      Charter Communications
          Sr. Disc. Notes
          STEP, 0%, 1/15-5/15/11                               375,000           248
          ----------------------------------------------------------------------------
          Sr. Notes
             10.00%, 5/15/11                                   375,000           390
             -------------------------------------------------------------------------
             11.125%, 1/15/11                                  200,000           215
      --------------------------------------------------------------------------------
      Chubb, Sr. Notes, 6.00%, 11/15/11                        975,000           973
      --------------------------------------------------------------------------------
      Cinemark USA, Sr. Sub. Notes, 8.50%, 8/1/08              300,000           270
      --------------------------------------------------------------------------------
      Clear Channel Communications, Sr. Notes, 7.875%,
         6/15/05                                               875,000           914
      --------------------------------------------------------------------------------
      CMS Energy, Sr. Notes, 9.875%, 10/15/07                  450,000           495
      --------------------------------------------------------------------------------
      Coinmach, Sr. Notes, 11.75%, 11/15/05                    250,000           258
      --------------------------------------------------------------------------------
      Comcast Cable Communications, Sr. Notes, 6.75%,
         1/30/11                                               800,000           818
      --------------------------------------------------------------------------------
      Container Corp. of America, Sr. Notes, 9.75%, 4/1/03     250,000           251
      --------------------------------------------------------------------------------
      Continental Airlines, PTC, 7.568%, 12/1/06               340,000           241
      --------------------------------------------------------------------------------
      Cott, Sr. Notes
             8.50%, 5/1/07                                     125,000           129
             -------------------------------------------------------------------------
             9.375%, 7/1/05                                    325,000           333
      --------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      Courtyard by Marriott II, Sr. Notes, 10.75%, 2/1/08      100,000  $        102
      --------------------------------------------------------------------------------
      Cox Communications, Sr. Notes, 7.25%, 11/15/15           600,000           620
      --------------------------------------------------------------------------------
      Cross Timbers Oil, Sr. Sub. Notes, 8.75%, 11/1/09        300,000           318
      --------------------------------------------------------------------------------
      CSC, Sr. Notes, 7.875%, 2/15/18                          450,000           433
      --------------------------------------------------------------------------------
      CSX, Sr. Notes, 7.95%, 5/1/27                            475,000           522
      --------------------------------------------------------------------------------
      Dan River, Sr. Sub. Notes, 10.125%, 12/15/03             500,000           225
      --------------------------------------------------------------------------------
      Dana, Sr. Notes, (144a), 9.00%, 8/15/11 (p)              325,000           318
      --------------------------------------------------------------------------------
      Delhaize America, Sr. Notes, (144a), 8.125%,
         4/15/11 (p)                                           950,000         1,051
      --------------------------------------------------------------------------------
      Delta Mills, Sr. Notes, 9.625%, 9/1/07                   100,000            47
      --------------------------------------------------------------------------------
      Dime Capital Trust I, Jr. Sub. Notes, 9.33%, 5/6/27      200,000           216
      --------------------------------------------------------------------------------
      Dimon, Sr. Notes, (144a), 9.625%, 10/15/11 (p)           250,000           262
      --------------------------------------------------------------------------------
      Dobson Communications, Sr. Notes, 10.875%, 7/1/10        450,000           488
      --------------------------------------------------------------------------------
      Dow Chemical, Sr. Notes, 6.125%, 2/1/11                1,000,000         1,018
      --------------------------------------------------------------------------------
      Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07                 250,000             6
      --------------------------------------------------------------------------------
      Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                   225,000           230
      --------------------------------------------------------------------------------
      Eastman Kodak, Sr. Notes, 6.375%, 6/15/06                125,000           123
      --------------------------------------------------------------------------------
      Echostar DBS, Sr. Notes, 9.375%, 2/1/09                  225,000           239
      --------------------------------------------------------------------------------
      El Paso Energy Partners (Series B), Sr. Sub. Notes,
         8.50%, 6/1/11                                         400,000           420
      --------------------------------------------------------------------------------
      Energy East, 5.75%, 11/15/06                             340,000           332
      --------------------------------------------------------------------------------
      Equistar Chemicals/Funding, Sr. Notes, 10.125%,
         9/1/08                                                500,000           507
      --------------------------------------------------------------------------------
      Erac USA Finance, Sr. Notes, (144a), 8.00%,
         1/15/11 (p)                                           540,000           556
      --------------------------------------------------------------------------------
      Exelon, (144a), 6.95%, 6/15/11 (p)                       400,000           414
      --------------------------------------------------------------------------------
      Fairchild Semiconductor, Sr. Sub. Notes, 10.50%,
         2/1/09                                                450,000           477
      --------------------------------------------------------------------------------
      Fairfax Financial, Sr. Notes, 8.25%, 10/1/15             750,000           463
      --------------------------------------------------------------------------------
      Federated Department Stores, 6.625%, 4/1/11              255,000           254
      --------------------------------------------------------------------------------
      Firstenergy, 6.45%, 11/15/11                             575,000           566
      --------------------------------------------------------------------------------
      Fleetboston Financial, 4.875%, 12/1/06                   975,000           964
      --------------------------------------------------------------------------------
      Flextronics International, Sr. Sub. Notes, 9.875%,
         7/1/10 (ss)                                           450,000           487
      --------------------------------------------------------------------------------
      Foodmaker, Sr. Notes, 9.75%, 11/1/03                     450,000           457
      --------------------------------------------------------------------------------
      Ford Motor Credit, Sr. Notes, 5.80%, 1/12/09           2,000,000         1,869
      --------------------------------------------------------------------------------
      Four M, Sr. Notes, 12.00%, 6/1/06                        400,000           376
      --------------------------------------------------------------------------------
      France Telecom, Sr. Notes, (144a), 7.20%, 3/1/06 (p)   1,000,000         1,061
      --------------------------------------------------------------------------------
      Fresenius, Sr. Notes, 7.875%, 2/1/08                     500,000           502
      --------------------------------------------------------------------------------
      Frontiervision
          Sr. Notes,  STEP, 11.875%, 9/15/07                   150,000           159
          ----------------------------------------------------------------------------
          Sr. Sub. Notes, 11.00%, 10/15/06                     225,000           234
      --------------------------------------------------------------------------------
      General Motors Acceptance Corp., 6.875%, 9/15/11         750,000           741
      --------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      Geophysique, Sr. Notes, 10.625%, 11/15/07                300,000  $        303
      --------------------------------------------------------------------------------
      Global Imaging Systems, Sr. Sub. Notes, 10.75%,
         2/15/07                                               100,000           102
      --------------------------------------------------------------------------------
      Golden State, 7.125%, 8/1/05                             450,000           452
      --------------------------------------------------------------------------------
      Goldman Sachs, Sr. Notes, 6.875%, 1/15/11                870,000           909
      --------------------------------------------------------------------------------
      Hanover Equipment Trust, Sr. Notes, (144a),
         8.50%, 9/1/08 (p)                                     100,000           105
      --------------------------------------------------------------------------------
      Harrah's Entertainment, Sr. Sub. Notes, 7.875%,
         12/15/05                                              500,000           525
      --------------------------------------------------------------------------------
      Hartford Life, Sr. Notes, 6.90%, 6/15/04                 900,000           956
      --------------------------------------------------------------------------------
      Hasbro, Sr. Notes
             6.60%, 7/15/28                                     50,000            38
             -------------------------------------------------------------------------
             8.50%, 3/15/06 (ss)                               200,000           204
      --------------------------------------------------------------------------------
      Hawk, Sr. Notes, 10.25%, 12/1/03                         750,000           724
      --------------------------------------------------------------------------------
      Herbst Gaming, Sr. Notes, (144a), 10.75%, 9/1/08 (p)      75,000            78
      --------------------------------------------------------------------------------
      Hercules, Sr. Notes, (144a), 11.125%, 11/15/07 (p)       250,000           261
      --------------------------------------------------------------------------------
      HMH Properties, Sr. Notes, 7.875%, 8/1/08                125,000           118
      --------------------------------------------------------------------------------
      Hollywood Park, Sr. Sub. Notes, 9.25%, 2/15/07           275,000           245
      --------------------------------------------------------------------------------
      Hutchison Whampoa, Sr. Notes, (144a), 7.00%,
         2/16/11 (p)                                           500,000           504
      --------------------------------------------------------------------------------
      Insight Health Services, Sr. Sub. Notes, (144a),
         9.875%, 11/1/11 (p)                                   200,000           210
      --------------------------------------------------------------------------------
      Interface, Sr. Sub. Notes, 7.30%, 4/1/08                 250,000           223
      --------------------------------------------------------------------------------
      International Game Technology, Sr. Notes, 8.375%,
         5/15/09                                             1,000,000         1,060
      --------------------------------------------------------------------------------
      International Wire, Sr. Notes, 11.75%, 6/1/05            500,000           415
      --------------------------------------------------------------------------------
      Intertek Finance, Sr. Notes, 10.25%, 11/1/06             200,000           196
      --------------------------------------------------------------------------------
      Iron Mountain, Sr. Sub. Notes, 8.625%, 4/1/13            500,000           530
      --------------------------------------------------------------------------------
      Isle of Capris Casinos, Sr. Sub. Notes, 8.75%,
         4/15/09                                               250,000           243
      --------------------------------------------------------------------------------
      Jitney-Jungle Stores, Sr. Notes, 12.00%, 3/1/06          350,000             0
      --------------------------------------------------------------------------------
      John Q. Hammons Hotels, 1st Mortgage, 9.75%, 10/1/05     250,000           239
      --------------------------------------------------------------------------------
      Jostens, Sr. Sub. Notes, 12.75%, 5/1/10 (ss)             250,000           277
      --------------------------------------------------------------------------------
      Kinetic Concepts, Sr. Sub. Notes, 9.625%, 11/1/07        225,000           228
      --------------------------------------------------------------------------------
      Koppers, Sr. Sub. Notes, 9.875%, 12/1/07                 400,000           396
      --------------------------------------------------------------------------------
      Kraft Foods, Sr. Notes, 4.625%, 11/1/06                  675,000           667
      --------------------------------------------------------------------------------
      L-3 Communications, Sr. Sub Notes, 10.375%, 5/1/07        25,000            27
      --------------------------------------------------------------------------------
      Land O' Lakes, (144a), 8.75%, 11/15/11 (p)               125,000           125
      --------------------------------------------------------------------------------
      Lear, Sr. Notes, 7.96%, 5/15/05                          400,000           414
      --------------------------------------------------------------------------------
      Lehman Brothers, Sr. Notes, 7.875%, 8/15/10              825,000           901
      --------------------------------------------------------------------------------
      Lennar (Series B), Sr. Notes, 9.95%, 5/1/10              400,000           436
      --------------------------------------------------------------------------------
      LifePoint Hospitals, Sr. Sub. Notes, 10.75%, 5/15/09   1,000,000         1,130
      --------------------------------------------------------------------------------
      Lin Television, Sr. Notes, (144a), 8.00%, 1/15/08 (p)    400,000           400
      --------------------------------------------------------------------------------
      Luigino's, Sr. Sub. Notes, 10.00%, 2/1/06                200,000           193
      --------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      Luscar Coal, Sr. Notes, (144a), 9.75%, 10/15/11 (p)      125,000  $        132
      --------------------------------------------------------------------------------
      Lyondell Chemical
          Sr. Notes
          ----------------------------------------------------------------------------
          (144a), 9.50%, 12/15/08 (p)                          125,000           125
          ----------------------------------------------------------------------------
             9.875%, 5/1/07                                    100,000           102
      --------------------------------------------------------------------------------
          Sr. Sub. Notes
             10.875%, 5/1/09(ss)                               175,000           167
      --------------------------------------------------------------------------------
      MacDermid, Sr. Sub. Notes, 9.125%, 7/15/11               250,000           254
      --------------------------------------------------------------------------------
      MBNA America Bank, Sr. Notes, 6.50%, 6/20/06           1,000,000         1,010
      --------------------------------------------------------------------------------
      McCormick, Sr. Notes, 6.40%, 2/1/06                      775,000           801
      --------------------------------------------------------------------------------
      Mediacom Broadband, Sr. Notes, (144a), 11.00%,
        7/15/13 (p)                                            200,000           221
      --------------------------------------------------------------------------------
      Mikohn Gaming, Sr. Notes, (144a), 11.875%,
         8/15/08 (p)                                           125,000           120
      --------------------------------------------------------------------------------
      Morgan Stanley Dean Witter, Sr. Notes, 6.10%,
        4/15/06                                                900,000           934
      --------------------------------------------------------------------------------
      Nextel Communications, Sr. Notes, 9.375%,
        11/15/09 (ss)                                          250,000           208
      --------------------------------------------------------------------------------
      Norfolk Southern, Sr. Notes, 7.25%, 2/15/31              475,000           486
      --------------------------------------------------------------------------------
      Nortek (Series B), Sr. Sub. Notes, 9.875%, 6/15/11       400,000           384
      --------------------------------------------------------------------------------
      Northern Trust, Sr. Notes, 6.65%, 11/9/04              2,000,000         2,124
      --------------------------------------------------------------------------------
      Northrop Grumman, 7.125%, 2/15/11                        435,000           451
      --------------------------------------------------------------------------------
      NTL Communications, Sr. Notes, 11.875%, 10/1/10 (ss)     125,000            46
      --------------------------------------------------------------------------------
      Omnicare (Series B), Sr. Notes, 8.125%, 3/15/11          250,000           265
      --------------------------------------------------------------------------------
      Orange, Sr. Notes, 9.00%, 6/1/09                       1,000,000         1,053
      --------------------------------------------------------------------------------
      Orion Power, Sr. Notes, 12.00%, 5/1/10                   375,000           456
      --------------------------------------------------------------------------------
      P&L Coal, Sr. Notes, 8.875%, 5/15/08                     738,000           792
      --------------------------------------------------------------------------------
      Packaged Ice, Sr. Sub. Notes, 9.75%, 2/1/05(ss)          200,000           134
      --------------------------------------------------------------------------------
      Packaging Corp. of America, Sr. Sub. Notes, 9.625%,
         4/1/09                                              1,000,000         1,100
      --------------------------------------------------------------------------------
      Paxson Communications, Sr. Sub. Notes, (144a)
         10.75%, 7/15/08 (p)                                   250,000           263
      --------------------------------------------------------------------------------
      Pegasus Satellite, Sr. Notes, 12.375%, 8/1/06            225,000           225
      --------------------------------------------------------------------------------
      Pennzoil Quaker State, Sr. Notes, (144a), 10.00%,
         11/1/08 (p)                                            75,000            80
      --------------------------------------------------------------------------------
      PG&E National Energy, Sr. Notes, 10.375%, 5/16/11        725,000           816
      --------------------------------------------------------------------------------
      Phelps Dodge, Sr. Notes, 8.75%, 6/1/11                   745,000           719
      --------------------------------------------------------------------------------
      PHH, Sr. Notes, 8.125%, 2/3/03                           460,000           477
      --------------------------------------------------------------------------------
      Plastipak, Sr. Notes, (144a), 10.75%, 9/1/11 (p)         100,000           106
      --------------------------------------------------------------------------------
      Playtex Products, Sr. Sub. Notes, 9.375%, 6/1/11 (ss)    450,000           480
      --------------------------------------------------------------------------------
      PNC Funding, Sr. Notes, 5.75%, 8/1/06                    900,000           925
      --------------------------------------------------------------------------------
      Potlatch, Sr. Sub. Notes, (144a), 10.00%, 7/15/11 (p)    175,000           186
      --------------------------------------------------------------------------------
      PPL Energy Supply, Sr. Notes, (144a), 6.40%,
         11/1/11 (p)                                           450,000           437
      --------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      Premier Parks, Sr. Notes, 9.75%, 6/15/07                 250,000  $        259
      --------------------------------------------------------------------------------
      Pride Petroleum Services, Sr. Notes, 9.375%,
         5/1/07 (ss)                                           350,000           370
      --------------------------------------------------------------------------------
      Principal Mutual, (144a)
             7.875%, 3/1/24 (p)                                250,000           235
             -------------------------------------------------------------------------
             8.00%, 3/1/44                                     925,000           869
      --------------------------------------------------------------------------------
      Quebecor Media, 11.125%, 7/15/11                         125,000           136
      --------------------------------------------------------------------------------
      Qwest Capital Funding, Sr. Notes, 7.25%, 2/15/11         700,000           705
      --------------------------------------------------------------------------------
      Radio One, Sr. Sub. Notes, (144a), 8.875%, 7/1/11 (p)    450,000           475
      --------------------------------------------------------------------------------
      Riverwood International, Sr. Notes, 10.25%, 4/1/06       475,000           493
      --------------------------------------------------------------------------------
      Rogers Cablesystems, Sr. Notes, 10.00%, 3/15/05          250,000           272
      --------------------------------------------------------------------------------
      Rogers Wireless, Sr. Notes, 9.625%, 5/1/11               450,000           472
      --------------------------------------------------------------------------------
      Ryland, Sr. Sub. Notes, 9.125%, 6/15/11                  400,000           416
      --------------------------------------------------------------------------------
      Salem Communications, Sr. Sub. Notes, (144a), 9.00%,
         7/1/11 (p)                                            250,000           265
      --------------------------------------------------------------------------------
      SBC Communications, Sr. Notes, 6.25%, 3/15/11          1,000,000         1,034
      --------------------------------------------------------------------------------
      Schuff Steel, Sr. Notes, 10.50%, 6/1/08(ss)              200,000           180
      --------------------------------------------------------------------------------
      Sealy Mattress, Sr. Sub. Notes, (144a), 9.875%,
         12/15/07 (p)                                          150,000           145
      --------------------------------------------------------------------------------
      Sempra Energy, Sr. Notes, 6.80%, 7/1/04                  900,000           929
      --------------------------------------------------------------------------------
      ServiceMaster, Sr. Notes
              7.10%, 3/1/18                                    300,000           234
              ------------------------------------------------------------------------
              7.45%, 8/15/27                                   200,000           154
      --------------------------------------------------------------------------------
      Simon Debartolo, Sr. Notes, 6.875%, 11/15/06             575,000           594
      --------------------------------------------------------------------------------
      Sinclair Broadcast, Sr. Sub. Notes, 8.75%,
         12/15/07 (ss)                                         475,000           470
      --------------------------------------------------------------------------------
      SITEL, Sr. Sub. Notes, 9.25%, 3/15/06                    250,000           200
      --------------------------------------------------------------------------------
      Six Flags Entertainment, Sr. Notes, 8.875%, 4/1/06       350,000           354
      --------------------------------------------------------------------------------
      Smithfield Foods, Sr. Notes, (144a), 8.00%,
         10/15/09 (p)                                          350,000           364
      --------------------------------------------------------------------------------
      Sprint Capital, Sr. Notes, 7.625%, 1/30/11               850,000           902
      --------------------------------------------------------------------------------
      State Street, Sr. Sub. Notes, 7.65%, 6/15/10             400,000           437
      --------------------------------------------------------------------------------
      Sun International Hotels, Sr. Sub. Notes, 8.875%,
         8/15/11                                               500,000           480
      --------------------------------------------------------------------------------
      Sun Media, Sr. Sub. Notes, 9.50%, 2/15/07                250,000           257
      --------------------------------------------------------------------------------
      TeleCorp PCS, Sr. Sub. Notes, STEP, 0%, 4/15/09          225,000           198
      --------------------------------------------------------------------------------
      TeleWest Communications, Sr. Notes
          STEP, 11.00%, 10/1/07                                450,000           367
      --------------------------------------------------------------------------------
      Terex (Series B), Sr. Sub. Notes, 10.375%, 4/1/11        150,000           155
      --------------------------------------------------------------------------------
      Transwestern, Sr. Disc. Notes, STEP, 0%, 11/15/08        175,000           145
      --------------------------------------------------------------------------------
      TravelCenters of America, Sr. Sub. Notes, 12.75%,
         5/1/09                                                350,000           367
      --------------------------------------------------------------------------------
      Triad Hospitals
          Sr. Notes, 8.75%, 5/1/09                              75,000            82
          ----------------------------------------------------------------------------
          Sr. Sub. Notes, 11.00%, 5/15/09                      400,000           450
      --------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      Triton PCS
          STEP, 0%, 5/1/08                                     325,000  $        299
          ----------------------------------------------------------------------------
          Sr. Sub. Notes (144a), 8.75%, 11/15/11 (p)           675,000           690
      --------------------------------------------------------------------------------
      Tyco, Sr. Notes, 5.80%, 8/1/06                           900,000           916
      --------------------------------------------------------------------------------
      Union Pacific, Sr. Notes, 6.65%, 1/15/11                 725,000           739
      --------------------------------------------------------------------------------
      Universal Compression, Sr. Notes, STEP, 0%, 2/15/08      575,000           535
      --------------------------------------------------------------------------------
      Verizon Global Funding, Sr. Notes, 7.25%, 12/1/10        925,000         1,001
      --------------------------------------------------------------------------------
      VoiceStream Wireless, Sr. Notes, 10.375%, 11/15/09       575,000           658
      --------------------------------------------------------------------------------
      Wal-Mart Stores, Sr. Notes, 5.45%, 8/1/06                225,000           232
      --------------------------------------------------------------------------------
      WCI Communities, Sr. Sub. Notes, 10.625%, 2/15/11        250,000           258
      --------------------------------------------------------------------------------
      WestAmerica Bank, Sub. Notes, 6.99%, 9/30/03             250,000           258
      --------------------------------------------------------------------------------
      Western Wireless, Sr. Sub. Notes, 10.50%, 2/1/07         225,000           234
      --------------------------------------------------------------------------------
      Westinghouse Air Brake, Sr. Notes, 9.375%, 6/15/05       450,000           454
      --------------------------------------------------------------------------------
      Weyerhaeuser, Sr. Notes, (144a), 5.95%, 11/1/08 (p)      880,000           867
      --------------------------------------------------------------------------------
      Williams Companies, Sr. Notes, 7.125%, 9/1/11            610,000           620
      --------------------------------------------------------------------------------
      Williams Scotsman, Sr. Notes, 9.875%, 6/1/07             200,000           199
      --------------------------------------------------------------------------------
      Worldcom, Sr. Notes, 7.50%, 5/15/11                      635,000           650
      --------------------------------------------------------------------------------
      Total Corporate Bonds (Cost  $94,760)                                   95,175
                                                                        --------------

      ASSET-BACKED SECURITIES  2.3%

      American Airlines, 9.71%, 1/2/07                          31,852            31
      --------------------------------------------------------------------------------
      Chase Manhattan Auto Owner Trust
             3.75%, 5/15/08                                    446,000           440
             -------------------------------------------------------------------------
             3.80%, 5/15/08                                    950,000           934
      --------------------------------------------------------------------------------
      CIT Equipment Collateral Trust, 6.93%, 7/20/11         1,600,000         1,694
      --------------------------------------------------------------------------------
      CIT RV Trust, 6.09%, 2/15/12                           2,065,000         2,114
      --------------------------------------------------------------------------------
      Citibank Credit Card Issuance Trust
             6.90%, 10/17/07                                 1,650,000         1,792
             -------------------------------------------------------------------------
             7.45%, 9/15/07                                    800,000           853
      --------------------------------------------------------------------------------
      MBNA Credit Card Master Note Trust, 5.75%, 10/15/08    1,725,000         1,794
      --------------------------------------------------------------------------------
      Nissan Auto Receivables Owner Trust, 5.75%, 6/15/06    1,675,000         1,752
      --------------------------------------------------------------------------------
      Reliant Energy Transition Bond, 5.63%, 9/15/15         1,550,000         1,524
      --------------------------------------------------------------------------------
      Toyota Auto Receivables Owner Trust, 6.80%, 4/15/07    1,400,000         1,479
      --------------------------------------------------------------------------------
      United Air Lines Pass Through Trust, 9.20%, 3/22/08      180,552           173
      --------------------------------------------------------------------------------
      USAA Auto Owner Trust, 3.20%, 2/15/06                    725,000           721
      --------------------------------------------------------------------------------
      Total Asset-Backed Securities (Cost  $14,722)                           15,301
                                                                        --------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      NON-U.S. GOVERNMENT
      MORTGAGE-BACKED SECURITIES  1.8%

      Bankboston Home Equity Loan Trust, 6.35%, 2/25/13      1,647,715  $      1,721
      --------------------------------------------------------------------------------
      COMM 2000, CMO, 7.494%, 4/15/10                          925,000         1,002
      --------------------------------------------------------------------------------
      GSR Mortgage Loan Trust, 4.612%, 11/25/31              1,625,000         1,623
      --------------------------------------------------------------------------------
      JP Morgan Chase Commercial Mortgage Securities, CMO
             6.244%, 4/15/35                                 1,075,000         1,106
             -------------------------------------------------------------------------
             6.26%, 3/15/33                                  1,400,000         1,423
      --------------------------------------------------------------------------------
      Mellon Residential Funding, 5.945%, 2/25/11            1,700,000         1,751
      --------------------------------------------------------------------------------
      Salomon Brothers Mortgage Securities VII, CMO
             6.226%, 12/18/35                                1,025,000         1,057
      --------------------------------------------------------------------------------
      The Money Store Home Equity Trust
             6.575%, 1/15/39                                 1,705,109         1,771
      --------------------------------------------------------------------------------
      Total Non-U.S. Government Mortgage-Backed
         Securities (Cost  $11,174)                                           11,454
                                                                        --------------

      U.S. GOVERNMENT
      MORTGAGE-BACKED SECURITIES  7.4%

      Federal Home Loan Mortgage
             5.50%, 4/1/29                                     753,018           726
             -------------------------------------------------------------------------
             6.00%, 4/1/24 - 11/1/25                           143,877           144
             -------------------------------------------------------------------------
             6.50%, 10/1 - 12/1/08                             105,574           110
             -------------------------------------------------------------------------
             6.502%, 11/15/30                                1,825,000         1,890
             -------------------------------------------------------------------------
             7.00%, 10/1/08 - 8/1/31                           101,162           104
             -------------------------------------------------------------------------
             9.00%, 11/1/04                                      5,842             6
             -------------------------------------------------------------------------
          CMO, 6.50%, 3/15/11                                3,271,000         3,395
      --------------------------------------------------------------------------------
      Federal National Mortgage Assn.
             6.00%, 10/1/13 - 1/1/29                         7,066,559         7,085
             -------------------------------------------------------------------------
             6.50%, 4/1/15 - 8/1/23                          6,331,339         6,527
             -------------------------------------------------------------------------
             7.00%, 12/1/15                                  2,941,276         3,059
             -------------------------------------------------------------------------
             7.25%, 5/25/20                                  1,692,365         1,762
             -------------------------------------------------------------------------
             8.00%, 2/25/07 - 6/1/10                            62,767            65
             -------------------------------------------------------------------------
             8.50%, 8/1/06 - 11/1/21                            19,013            20
             -------------------------------------------------------------------------
          CMO, 6.50%, 3/20/23                                  978,746         1,003
          ----------------------------------------------------------------------------
          TBA
             6.00%, 12/1/99                                  4,850,000         4,909
             -------------------------------------------------------------------------
             6.50%, 4/1/29                                   4,725,000         4,760
      --------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      Government National Mortgage Assn.
          I
             6.00%, 5/15/17                                     29,227  $         30
             -------------------------------------------------------------------------
             6.50%, 1/15/26 - 2/15/29                        3,709,855         3,785
             -------------------------------------------------------------------------
             7.00%, 3/15/13 - 5/15/26                        4,402,596         4,579
             -------------------------------------------------------------------------
             7.50%, 2/15/16 - 6/15/26                        1,088,252         1,145
             -------------------------------------------------------------------------
             8.00%, 3/15/22 - 11/15/24                         380,405           404
             -------------------------------------------------------------------------
          II
             7.00%, 9/20/27                                    319,170           329
             -------------------------------------------------------------------------
             8.00%, 10/20/25                                    32,235            34
             -------------------------------------------------------------------------
          CMO, 6.50%, 10/20/26                               1,700,000         1,752
          ----------------------------------------------------------------------------
          TBA, 6.00%, 6/20/31                                  703,006           697
      --------------------------------------------------------------------------------
      Total U.S. Government Mortgage-Backed Securities (Cost  $47,202)        48,320
                                                                        --------------

      U.S. GOVERNMENT OBLIGATIONS/AGENCIES  10.2%

      Federal Home Loan Bank
             4.96%, 10/7/05                                  4,100,000         4,190
      --------------------------------------------------------------------------------
      Federal Home Loan Mortgage
             6.75%, 3/15/31                                  1,715,000         1,867
      --------------------------------------------------------------------------------
      Federal National Mortgage Assn.
             6.00%, 5/15/11                                  2,790,000         2,910
             -------------------------------------------------------------------------
             6.25%, 2/1/11                                     930,000           970
             -------------------------------------------------------------------------
             7.125%, 1/15/30                                 2,305,000         2,616
      --------------------------------------------------------------------------------
      Resolution Funding
             8.125%, 10/15/19                                  210,000           266
      --------------------------------------------------------------------------------
      Tennessee Valley Authority
             5.88%, 4/3/06                                   2,000,000         2,140
      --------------------------------------------------------------------------------
      U.S. Treasury Bonds
             6.00%, 2/15/26                                    715,000           755
             -------------------------------------------------------------------------
             6.125%, 11/15/27 (ss)                           4,000,000         4,327
             -------------------------------------------------------------------------
             6.25%, 8/15/23 - 5/15/30                          910,000           999
             -------------------------------------------------------------------------
             6.75%, 8/15/26 (ss)                            12,885,000        14,905
             -------------------------------------------------------------------------
             7.50%, 11/15/16 (ss)                            3,000,000         3,630
      --------------------------------------------------------------------------------
      U.S. Treasury Notes
             3.50%, 11/15/06                                   570,000           556
             -------------------------------------------------------------------------
             4.25%, 11/15/03 (ss)                           14,585,000        14,991
             -------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                            Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

             4.625%, 5/15/06 (ss)                            1,840,000  $      1,889
             -------------------------------------------------------------------------
             5.625%, 5/15/08                                   775,000           826
             -------------------------------------------------------------------------
             5.875%, 11/15/04 (ss)                           2,470,000         2,639
             -------------------------------------------------------------------------
             6.50%, 8/15/05 (ss)                             4,635,000         5,078
             -------------------------------------------------------------------------
             6.75%, 5/15/05 (ss)                               900,000           989
      --------------------------------------------------------------------------------
      Total U.S. Government Obligations/Agencies (Cost  $63,908)              66,543
                                                                        --------------

      SHORT-TERM INVESTMENTS  5.8%

      Money Market Funds  5.8%
      T. Rowe Price Reserve Investment Fund, 2.70% #        38,056,405        38,056
      --------------------------------------------------------------------------------
      Total Short-Term Investments (Cost  $38,056)                            38,056
                                                                        --------------


 Total Investments in Securities
 101.9% of Net Assets (Cost $644,497)                                   $    663,827


T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                                               Value
--------------------------------------------------------------------------------------

 Futures Contracts

                                                     Contract  Unrealized
                                      Expiration     Value     Gain (Loss)
                                      ----------     --------  ----------
                                                         In thousands

 Short, 20 Ten year U.S. Treasury Note contracts
 $24,000 of U.S. Treasury Notes
 pledged as initial margin                 12/01    $ (2,165)          11

 Net payments (receipts) of variation
 margin to date                                                       (14)
                                                                -----------
 Variation margin receivable (payable)
 on open futures contracts                                                        (3)

 Other Assets Less Liabilities                                               (12,447)
                                                                        --------------

 NET ASSETS                                                             $    651,377
                                                                        ==============





    #  Seven-day yield
    *  Non-income producing
 (ss)  All or a portion of this security is on loan at November 30, 2001 - See
       Note 2
   ++ Securities contain some restrictions as to public resale -- total of such securities at period end amounts to 0.0% of net assets
  (p)  Private Placement
 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 2.1% of net assets
  ADR  American Depository Receipts
  CMO  Collateralized Mortgage Obligation
  GDR  Global Depository Receipt
  MTN  Medium term note
 REIT  Real Estate Investment Trust
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
  TBA  To Be Announced security was purchased on a forward commitment basis
  AUD  Australian dollar
  CHF  Swiss franc
  DKK  Danish krone
  EUR  Euro
  GBP  British pound
  HKD  Hong Kong dollar
  JPY  Japanese yen
  MXN  Mexican peso
  MYR  Malaysian ringgit
  NOK  Norwegian krone
  NZD  New Zealand dollar
  PTC  Pass-Through Certificate
  SEK  Swedish krona
  SGD  Singapore dollar

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30 ,2001


 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
 In thousands

  Assets

  Investments in securities, at value (cost $644,497)             $    663,827
  Securities lending collateral                                         62,275
  Other assets                                                           6,738
                                                                  --------------
  Total assets                                                         732,840
                                                                  --------------
  Liabilities

  Obligation to return securities lending collateral                    62,275
  Other liabilities                                                     19,188
                                                                  --------------
  Total liabilities                                                     81,463
                                                                  --------------
  NET ASSETS                                                      $    651,377
                                                                  ==============

  Net Assets Consist of:
  Undistributed net investment income (loss)                      $      2,821
  Undistributed net realized gain (loss)                                (2,367)
  Net unrealized gain (loss)                                            19,337
  Paid-in-capital applicable to 43,294,365 shares of
  $0.0001 par value capital stock outstanding;
  1,000,000,000 shares of the Corporation authorized                   631,586
                                                                  --------------

  NET ASSETS                                                      $    651,377
                                                                  ==============

  NET ASSET VALUE PER SHARE                                       $      15.05
                                                                  ==============








The accompanying notes are an integral part of these financial statements.

 T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
Unaudited


 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
 In thousands
                                                                      6 Months
                                                                         Ended
                                                                      11/30/01

  Investment Income (Loss)

  Income
   Interest                                                       $      8,458
   Dividend                                                              3,116
   Securities lending                                                      142
   Other                                                                    21
                                                                  --------------
   Total income                                                         11,737
                                                                  --------------
  Expenses
   Investment management                                                 1,853
   Shareholder servicing                                                 1,416
   Custody and accounting                                                  107
   Prospectus and shareholder reports                                       40
   Registration                                                             15
   Legal and audit                                                           7
   Directors                                                                 5
   Proxy and annual meeting                                                  1
   Miscellaneous                                                             4
                                                                  --------------
   Total expenses                                                        3,448
                                                                  --------------
  Net investment income (loss)                                           8,289
                                                                  --------------

  Realized and Unrealized Gain (Loss)

  Net realized gain (loss)
   Securities                                                              (95)
   Futures                                                                 (15)
   Foreign currency transactions                                           (76)
                                                                  --------------
   Net realized gain (loss)                                               (186)
                                                                  --------------
  Change in net unrealized gain (loss)
   Securities                                                          (28,142)
   Futures                                                                 103
   Other assets and liabilities
   denominated in foreign currencies                                        (7)
                                                                  --------------
   Change in net unrealized gain (loss)                                (28,046)
                                                                  --------------
  Net realized and unrealized gain (loss)                              (28,232)
                                                                  --------------
  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                          $    (19,943)
                                                                  ==============



The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
Unaudited


 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
 In thousands
                                                       6 Months           Year
                                                          Ended          Ended
                                                       11/30/01        5/31/01


  Increase (Decrease) in Net Assets

  Operations
   Net investment income (loss)                      $    8,289    $    19,051
   Net realized gain (loss)                                (186)         5,551
   Change in net unrealized gain (loss)                 (28,046)         3,854
                                                     ---------------------------
   Increase (decrease) in net assets from operations    (19,943)        28,456
                                                     ---------------------------
  Distributions to shareholders
   Net investment income                                 (8,969)       (18,985)
   Net realized gain                                          -        (27,564)
                                                     ---------------------------
   Decrease in net assets from distributions             (8,969)       (46,549)
                                                     ---------------------------
  Capital share transactions *
   Shares sold                                           79,006        202,502
   Distributions reinvested                               8,927         46,365
   Shares redeemed                                      (78,973)      (171,301)
                                                     ---------------------------
   Increase (decrease) in net assets from capital
   share transactions                                     8,960         77,566
                                                     ---------------------------
  Net Assets

  Increase (decrease) during period                     (19,952)        59,473
  Beginning of period                                   671,329        611,856
                                                     ---------------------------


  End of period                                      $  651,377    $   671,329
                                                     ===========================
*Share information
   Shares sold                                            5,244         12,673
   Distributions reinvested                                 611          2,933
   Shares redeemed                                       (5,245)       (10,679)
                                                     ---------------------------
   Increase (decrease) in shares outstanding                610          4,927






The accompanying notes are an integral part of these financial statements.


40

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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2001


 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Balanced Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994. The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income, by investing in a diversified portfolio typically consisting of about 60% stocks, 30% bonds, and 10% money market securities.

      The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

      Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

      Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value using a bid-side valuation as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities are valued at amortized cost in local currency which, when combined with accrued interest, approximates fair value.

      Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.





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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

      Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

      Premiums and Discounts Premiums and discounts on debt securities are amortized for financial reporting purposes. On June 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide-Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized, and gain/loss on paydowns of mortgage- and asset-backed securities to be accounted for as interest income. Prior to June 1, 2001, the fund recognized premiums and discounts on mortgage- and asset-backed securities at time of disposition or principal repayment as gain or loss. Upon adoption, the fund adjusted the cost of its mortgage- and asset-backed securities, and corresponding unrealized gain/loss thereon, in the amount of $13,000, reflecting the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. For the six months ended November 30, 2001, the effect of this change was to decrease net investment income by $9,000, decrease net realized gain/loss on securities by $1,000, and increase net unrealized gain/loss on securities by $10,000. This change had no effect on the fund's net assets or total return.


      Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Credits earned on daily uninvested cash balances at the custodian are used to



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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


      reduce the fund's custody charges. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets and Other liabilities and in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

      Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

      Futures Contracts During the six months ended November 30, 2001, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

      Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102%-105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At November 30, 2001, the value of loaned securities was $59,096,000; aggregate collateral consisted of $62,275,000 in the securities lending collateral pool.

      Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $176,650,000 and $170,098,000, respectively, for the six months ended November 30, 2001. Purchases and sales of U.S. government securities aggregated $128,028,000 and $126,103,000, respectively, for the six months ended November 30, 2001.



43
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


NOTE 3 - FEDERAL INCOME TAXES

      No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

      At November 30, 2001, the cost of investments for federal income tax purposes was $644,520,000. Net unrealized gain aggregated $19,308,000 at period-end, of which $62,752,000 related to appreciated investments and $43,444,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

      The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $303,000 was payable at November 30, 2001. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.25% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At November 30, 2001, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

      In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $1,259,000 for the six months ended November 30, 2001, of which $262,000 was payable at period end.

      The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price



44
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


      Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended November 30, 2001, totaled $470,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE INVESTMENT SERVICES AND INFORMATION
--------------------------------------------------------------------------------

INVESTMENT SERVICES AND INFORMATION

      KNOWLEDGEABLE SERVICE REPRESENTATIVES

               By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

               In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.


      ACCOUNT SERVICES

               Automated 24-Hour Services Including Tele*Access(R) and Account Access through the T. Rowe Price Web site on the Internet.
               Address: www.troweprice.com.

               Automatic Investing. From your bank account or paycheck.

               Automatic Withdrawal. Scheduled, automatic redemptions.

               IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.


      BROKERAGE SERVICES *

               Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.


      INVESTMENT INFORMATION

               Consolidated Statement. Overview of all of your accounts.

               Shareholder Reports. Manager reviews of their strategies and results.

               T. Rowe Price Report. Quarterly investment newsletter.

               Performance Update. Quarterly review of all T. Rowe Price fund results.

               Insights. Educational reports on investment strategies and markets.

               Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.


             * T. Rowe Price Brokerage is a division of T. Rowe Price
               Investment Services, Inc., Member NASD/SIPC.

T. ROWE PRICE PLANNING TOOLS AND SERVICES
--------------------------------------------------------------------------------


T. ROWE PRICE RETIREMENT SERVICES

               T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

               PLANNING TOOLS AND SERVICES
               -----------------------------------------------------------------

               T. Rowe Price(R) Retirement Income Manager helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

               Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

               Rollover Investment Service offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

               IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts reflect your desired asset allocation.

               Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.

               INVESTMENT VEHICLES
               -----------------------------------------------------------------

               Individual Retirement Accounts (IRAs)
               No-Load Variable Annuities
               Small Business Retirement Plans

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS
-----------
Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons**
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS
-------------------
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS
----------
Domestic Taxable

Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
  Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS+
-------------------
Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS
--------------------------
Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery**
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond

Emerging Markets Bond
International Bond*


For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

**  Closed to new investors.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

    Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


Invest With Confidence  [Ram logo](R)   T. Rowe Price Investment Services, Inc.
T. Rowe Price                           100 East Pratt Street
                                        Baltimore, MD 21202

                                                              C11-059 11/30/01 R